UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/06

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Premier Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Premier Core Equity Fund, as appropriate.

Dreyfus Bond Market Index Fund
Dreyfus Premier Midcap Stock Fund
Dreyfus Disciplined Stock Fund
Dreyfus Premier Large Company Stock Fund
Dreyfus Institutional Government Money Market Fund
Dreyfus Institutional Prime Money Market Fund
Dreyfus Institutional U.S Treasury Money Market Fund
Dreyfus Money Market Reserves
Dreyfus Municipal Reserves
Dreyfus Premier Tax Managed Growth Fund
Dreyfus BASIC S&P 500 Stock Index Fund
Dreyfus U.S. Treasury Reserves
Dreyfus Premier Balanced Fund
Dreyfus Premier Limited Term Income Fund
Dreyfus Premier Small Cap Value Fund

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Bond Market Index Fund

Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Bonds and Notes - 100.1%	Amount($)	Value ($)

Aerospace & Defense - .5%
Boeing:
Debs., 7.25%, 2025	150,000	181,126
Debs., 8.1%, 2006	25,000	25,592
Northrop Grumman,
Debs., 7.75%, 2016	540,000	639,662
Raytheon,
Sr. Notes, 6.75%, 2007	550,000	561,746
United Technologies:
Debs., 8.75%, 2021	50,000	67,193
Sr. Notes, 4.875%, 2015	500,000	489,138
		1,964,457

Agriculture - .1%
Archer-Daniels-Midland,
Debs., 7.125%, 2013	300,000	333,347

Asset-Backed Ctfs./Automobile Receivables - .8%
BMW Vehicle Owner Trust,
Ser. 2005-A, Cl. A4, 4.28%, 2010	1,800,000	1,779,590
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. A3, 4.17%, 2009	1,400,000	1,388,900
		3,168,490

Asset-Backed Ctfs./Credit Cards - .4%
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1, 3.45%, 2011	950,000	912,323
Capital One Master Trust,
Ser. 2001-5, Cl. A, 5.3%, 2009	400,000	400,640
Citibank Credit Card Issuance Trust,
Ser. 2005-A4, Cl. A4, 4.4%, 2014	500,000	483,409
		1,796,372

Asset-Backed Ctfs./Home Equity Loans - .0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5, 5.048%, 2035	200,000	192,873

Asset-Backed Ctfs./Other - .4%
CPL Transition Funding,
Ser. 2002-1, Cl. A4, 5.96%, 2015	550,000	573,094
California Infrastructure PG&E-1,
Ser. 1997-1, Cl. A8, 6.48%, 2009	850,000	869,083
Peco Energy Transition Trust,
Ser. 1999-A, Cl. A7, 6.13%, 2009	235,000	240,352
		1,682,529

Automotive - .3%
DaimlerChrysler:
Debs., 7.45%, 2027	50,000	54,287
Notes, 4.05%, 2008	1,225,000	1,191,480

			1,245,767

Banking - 3.7%
Abbey National,
Sub. Notes, 7.95%, 2029	350,000		449,472
BB&T,
Sub. Notes, 4.75%, 2012	325,000		317,160
Bank of America:
Bonds, 5.125%, 2014	350,000		347,508
Sub. Notes, 7.8%, 2010	1,150,000		1,265,198
Sub. Notes, 7.8%, 2016	160,000		190,444
Bank of New York,
Sr. Notes, 5.2%, 2007	450,000		451,337
Bank One,
Sub. Notes, 5.9%, 2011	500,000		517,079
Bayerische Landesbank New York,
Sub. Notes, Ser. F, 5.875%, 2008	300,000		307,120
Dresdner Bank-New York,
Sub. Debs., 7.25%, 2015	145,000		164,662
FleetBoston Financial,
Sub. Notes, 7.375%, 2009	175,000		189,121
HSBC,
Sub. Notes, 7.5%, 2009	200,000		214,705
KFW:
Notes, 3.25%, 2007	500,000		489,171
Notes, 3.25%, 2009	1,250,000		1,197,965
Notes, 4.125%, 2014	350,000		335,623
KFW International Finance,
Debs., 8%, 2010	35,000		38,786
KeyBank,
Sub. Debs., 6.95%, 2028	100,000		113,985
Korea Development Bank,
Notes, 5.5%, 2012	350,000		354,926
Landwirtschaftliche Rentenbank,
Notes, Ser. 6, 3.875%, 2008	825,000		807,658
NB Capital Trust IV,
Capital Securities, 8.25%, 2027	55,000		58,719
National City Bank,
Bonds, 4.5%, 2010	1,275,000		1,251,085
PNC Funding,
Sub. Notes, 5.25%, 2015	225,000		223,067
Royal Bank of Scotland,
Sub. Notes, 6.375%, 2011	410,000		432,996
Sanwa Finance Aruba,
Notes, 8.35%, 2009	150,000		165,019
SouthTrust,
Sub. Notes, 5.8%, 2014	500,000		512,828
Sovereign Bancorp,
Sr. Notes, 4.8%, 2010	500,000	a	488,567
State Street Bank & Trust,
Sub. Notes, 5.25%, 2018	200,000		198,862
U.S. Bank,
Sub. Notes, 6.375%, 2011	100,000		105,949
Union Planters,
Sr. Notes, 4.375%, 2010	400,000		389,286
Wachovia Bank,
Sub. Notes, 5%, 2015	250,000		243,702
Washington Mutual Bank,
Sub. Notes, 5.125%, 2015	400,000	b	387,462
Wells Fargo & Co.:

Notes, 5.25%, 2007	1,600,000		1,611,918
Sub. Notes, 6.375%, 2011	420,000	b	444,984
Wells Fargo Capital I,
Capital Securities, 7.96%, 2026	30,000		31,738
Westpac Banking,
Sub. Notes, 4.625%, 2018	500,000		465,625
Zions Bancorp,
Sub. Notes, 6%, 2015	250,000		259,524
			15,023,251

Building Materials - .1%
Masco,
Bonds, 4.8%, 2015	300,000		278,430

Chemicals - .3%
Potash Corp. of Saskatchewan,
Notes, 7.75%, 2011	200,000		222,366
Praxair,
Notes, 2.75%, 2008	900,000		856,723
			1,079,089

Commercial Mortgage Pass-Through Ctfs. - 4.0%
Asset Securitization,
Ser. 1997-D4, Cl. A1D, 7.49%, 2029	258,831		264,892
Banc of America Commercial Mortgage,
Ser. 2005-3, Cl. A4, 4.668%, 2043	1,000,000		957,033
Bear Stearns Commercial Mortgage Securities,
Ser. 1999-WF2, Cl. A2, 7.08%, 2031	250,000		263,763
CS First Boston Mortgage Securities:
Ser. 1999-C1, Cl. A2, 7.29%, 2041	1,050,000		1,113,432
Ser. 2002-CKP1, Cl. A3, 6.439%, 2035	675,000		716,494
Chase Commercial Mortgage Securities:
Ser. 2000-2, Cl. A2, 7.631%, 2032	250,000		274,284
Ser. 2000-3, Cl. A2, 7.319%, 2032	450,000		485,672
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2005-CD1, Cl. A4, 5.225%, 2044	500,000		501,534
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3, 6.269%, 2035	850,000		896,239
GMAC Commercial Mortgage Securities:
Ser. 1998-C1, Cl. A2, 6.7%, 2030	172,377		177,282
Ser. 1998-C2, Cl. A2, 6.42%, 2035	946,413		972,297
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3, 4.607%, 2039	775,000		749,814
Greenwich Capital Commercial Funding,
Ser. 2005-GG5, Cl. A5, 5.224%, 2037	1,000,000		997,087
Heller Financial Commercial Mortgage Asset,
Ser. 1999-PH1, Cl. A2, 6.847%, 2031	700,000		729,449
J.P. Morgan Chase Commercial Mortgage Securities,
Ser. 2004-CB8, Cl. A4, 4.404%, 2039	1,000,000		942,781
LB Commercial Conduit Mortgage Trust,
Ser. 1999-C2, Cl. A2, 7.325%, 2032	200,000		213,404
LB-UBS Commercial Mortgage Trust:
Ser. 2000-C3, Cl. A2, 7.95%, 2025	1,100,000		1,205,473
Ser. 2004-C6, Cl. A6, 5.02%, 2029	275,000		270,334
Ser. 2005-C3, Cl. AJ, 4.843%, 2040	500,000		480,139
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4, 5.236%, 2035	500,000		498,579
Morgan Stanley Capital I:
Ser. 2003-HQ2, Cl. A2, 4.92%, 2035	500,000		490,188
Ser. 2004-T13, Cl. A4, 4.66%, 2045	1,000,000		962,402

Salomon Brothers Mortgage Securities VII,
Ser. 2000-C1, Cl. A2, 7.52%, 2009	300,000		322,500
Wachovia Bank Commercial Mortgage Trust:
Ser. 2004-C11, Cl. A5, 5.215%, 2041	800,000		795,966
Ser. 2005-C20, Cl. A7, 5.118%, 2042	800,000		789,839
			16,070,877

Commercial Services - .3%
Aramark Services,
Notes, 5%, 2012	300,000		289,182
Cendant,
Sr. Notes, 7.375%, 2013	200,000		222,584
R.R. Donnelley & Sons,
Notes, 4.95%, 2010	750,000		730,624
			1,242,390

Consumer Products - .3%
Avon Products,
Sr. Notes, 4.2%, 2018	250,000		218,814
Procter & Gamble,
Notes, 6.875%, 2009	750,000		798,430
			1,017,244

Diversified Financial Services - 5.3%
Bear Stearns Cos.,
Sr. Notes, 4%, 2008	2,500,000		2,455,710
CIT,
Sr. Notes, 5.5%, 2007	1,350,000		1,360,552
Capital One Bank,
Notes, 4.25%, 2008	275,000		268,559
Citigroup:
Debs., 6.625%, 2028	100,000		111,724
Notes, 6%, 2012	750,000		784,934
Sub. Notes, 5%, 2014	1,000,000		978,756
Countrywide Capital I,
Notes, 8%, 2026	200,000		204,014
Countrywide Home Loans,
Notes, Ser. K, 5.625%, 2007	750,000		754,558
Credit Suisse First Boston USA,
Notes, 5.125%, 2014	550,000	b	543,826
General Electric Capital:
Debs., 8.3%, 2009	15,000		16,612
Notes, Ser. A, 5%, 2007	2,750,000	b	2,753,721
Notes, Ser. A, 5.45%, 2013	650,000		661,920
Notes, Ser. A, 6.75%, 2032	200,000		233,029
Goldman Sachs:
Notes, 6.345%, 2034	350,000		364,068
Notes, Ser. B, 7.35%, 2009	100,000		107,378
Sr. Notes, 6.6%, 2012	1,000,000		1,067,640
HSBC Finance:
Notes, 4.75%, 2013	700,000		671,427
Notes, 8%, 2010	630,000		700,140
International Lease Finance,
Sr. Notes, 5%, 2010	1,200,000		1,191,223
J.P. Morgan Chase & Co.:
Sr. Notes, 4%, 2008	1,000,000		982,072
Sub. Notes, 6.75%, 2011	1,000,000		1,068,537
Jefferies,
Sr. Notes, 6.25%, 2036	200,000		197,205
Lehman Brothers,

Notes, 6.625%, 2012	650,000	697,306
MBNA America Bank,
Sub. Notes, 6.75%, 2008	100,000	103,522
Merrill Lynch & Co.:
Notes, 6.875%, 2018	150,000	169,707
Notes, Ser. C, 5.45%, 2014	565,000	569,356
Morgan Stanley,
Notes, 7.25%, 2032	300,000 b	359,310
National Rural Utilities Cooperative Finance,
Notes, 4.375%, 2010	600,000	582,385
Residential Capital,
Sr. Notes, 6.375%, 2010	150,000	153,907
SLM,
Notes, Ser. A, 5%, 2015	700,000	678,609
Toyota Motor Credit,
Notes, 4.35%, 2010	150,000	147,387
UBS Paine Webber,
Sr. Notes, 6.55%, 2008	150,000	156,135
Unilever Capital,
Notes, 5.9%, 2032	250,000	259,927
		21,355,156

Drugs & Pharmaceuticals - .3%
Bristol-Myers Squibb,
Notes, 5.75%, 2011	250,000	256,506
Eli Lilly & Co.,
Notes, 7.125%, 2025	200,000	238,229
GlaxoSmithKline Capital,
Notes, 4.375%, 2014	500,000	476,404
Merck & Co.,
Debs., 6.4%, 2028	150,000	158,085
Wyeth,
Bonds, 6.5%, 2034	200,000 b	217,944
		1,347,168

Environmental Control - .0%
Waste Management,
Sr. Notes, 7%, 2028	150,000	167,071

Food & Beverages - .9%
Bottling Group,
Notes, 4.625%, 2012	350,000	341,546
Coca-Cola Enterprises:
Debs., 6.7%, 2036	250,000	277,990
Debs., 8.5%, 2022	100,000	129,564
ConAgra Foods,
Sr. Notes, 7%, 2028	350,000	369,918
General Mills,
Notes, 6%, 2012	125,000	129,490
H.J. Heinz,
Debs., 6.375%, 2028	100,000	101,071
Hershey,
Debs., 8.8%, 2021	30,000	41,393
Kroger,
Sr. Notes, 7.25%, 2009	550,000	580,645
Nabisco,
Debs., 7.55%, 2015	40,000	46,142
Safeway,
Sr. Notes, 5.8%, 2012	210,000 b	209,939
Sara Lee,

Notes, 6.25%, 2011	300,000		308,199
Sysco,
Sr. Notes, 5.375%, 2035	350,000		339,387
W.M. Wrigley Jr.,
Sr. Notes, 4.65%, 2015	675,000		652,183
			3,527,467

Foreign/Government - 2.9%
Asian Development Bank,
Sr. Notes, 4.5%, 2012	750,000		739,099
Chile Government International Bond,
Bonds, 5.5%, 2013	350,000		357,350
European Investment Bank:
Bonds, 4.625%, 2015	350,000		345,158
Notes, 4.625%, 2007	500,000		499,302
Notes, 4.625%, 2014	500,000		497,283
Finland Government International Bond,
Bonds, 6.95%, 2026	25,000		30,543
Inter-American Development Bank,
Bonds, 5.75%, 2008	1,600,000		1,633,536
International Bank for Reconstruction & Development,
Notes, 7.625%, 2023	175,000		227,915
Italy Government International Bond:
Debs., 6.875%, 2023	70,000		82,434
Notes, 5.375%, 2033	550,000		551,060
Sr. Notes, 2.75%, 2006	500,000		491,247
Malaysia Government International Bond,
Notes, 8.75%, 2009	330,000		366,955
Mexico Government International Bond:
Notes, Ser. A, 6.75%, 2034	450,000	b	482,625
Notes, Ser. A, 9.875%, 2010	1,525,000		1,787,300
Province of British Columbia Canada,
Bonds, Ser. USD-2, 6.5%, 2026	25,000	b	29,380
Province of Manitoba Canada,
Debs., 8.8%, 2020	10,000		13,535
Province of Ontario:
Notes, 3.625%, 2009	1,200,000		1,147,342
Sr. Notes, 5.5%, 2008	500,000		508,311
Province of Quebec Canada:
Debs., 4.6%, 2015	700,000		679,104
Debs., 7.5%, 2023	200,000		251,776
Republic of Korea,
Notes, 8.875%, 2008	840,000	b	917,393
South Africa Government International Bond,
Notes, 6.5%, 2014	170,000		183,175
			11,821,823

Gaming & Lodging - .1%
Harrah's Operating,
Sr. Notes, 5.75%, 2017	250,000		242,243

Health Care - .3%
Johnson & Johnson,
Debs., 4.95%, 2033	170,000		162,991
Quest Diagnostics,
Notes, 5.45%, 2015	500,000	a	499,394
UnitedHealth,
Sr. Notes, 5%, 2014	300,000		295,800
WellPoint,
Bonds, 6.8%, 2012	300,000		324,797

		1,282,982

Homebuilders - .1%
Pulte Homes,
Sr. Notes, 5.25%, 2014	500,000	476,474

Industrial - .2%
Deere & Co.,
Sr. Notes, 6.95%, 2014	625,000	698,503
Tyco International,
Notes, 6.875%, 2029	235,000	259,030
		957,533

Insurance - .6%
AXA,
Sub. Notes, 8.6%, 2030	165,000	218,963
Allstate,
Sr. Notes, 5.55%, 2035	175,000	169,981
Berkshire Hathaway Finance,
Notes, 4.85%, 2015	200,000	195,251
GE Global Insurance,
Notes, 7%, 2026	150,000	171,619
Lion Connecticut,
Debs., 7.625%, 2026	50,000	61,455
Marsh & McLennan Cos.,
Sr. Notes, 5.875%, 2033	200,000	189,832
MetLife,
Sr. Notes, 6.125%, 2011	260,000	272,764
Nationwide Financial Services,
Sr. Notes, 6.25%, 2011	350,000	366,409
Progressive,
Sr. Notes, 6.625%, 2029	100,000	110,986
Prudential Financial,
Notes, Ser. B, 4.75%, 2014	350,000	337,508
Safeco Capital Trust I,
Capital Securities, 8.072%, 2037	300,000	319,595
Torchmark,
Sr. Debs., 8.25%, 2009	150,000	164,570
		2,578,933

Media - .8%
CBS,
Sr. Notes, 5.5%, 2033	250,000	219,197
COX Communications,
Bonds, 5.5%, 2015	450,000	435,082
Clear Channel Communications,
Notes, 4.25%, 2009	350,000	336,498
Comcast Cable Communications:
Notes, 9.455%, 2022	304,000	393,393
Sr. Notes, 6.75%, 2011	600,000	632,643
Historic TW,
Notes, 6.95%, 2028	325,000	338,422
News America:
Notes, 6.2%, 2034	250,000 b	244,881
Sr. Debs., 8.25%, 2018	150,000	178,808
Walt Disney:
Sr. Debs., 7.55%, 2093	100,000	114,299
Sr. Notes, 7%, 2032	150,000	170,180
		3,063,403

Mining & Metals - .2%
Alcan,
Debs., 7.25%, 2031	350,000	401,114
Alcoa,
Notes, 6%, 2012	150,000	156,044
Falconbridge,
Notes, 5.5%, 2017	165,000	158,207
		715,365

Oil & Gas - 1.3%
Amerada Hess,
Bonds, 7.875%, 2029	125,000	152,310
Anadarko Finance,
Notes, Ser. B, 6.75%, 2011	300,000	322,999
Atlantic Richfield,
Notes, 5.9%, 2009	850,000	879,414
Canadian Natural Resources,
Notes, 4.9%, 2014	350,000 b	340,590
ChevronTexaco Capital,
Notes, 3.5%, 2007	500,000	489,345
ConocoPhillips:
Notes, 5.9%, 2032	500,000	528,137
Notes, 8.75%, 2010	200,000	228,865
Devon Financing,
Notes, 7.875%, 2031	275,000 b	346,530
EnCana,
Bonds, 7.2%, 2031	150,000	178,083
Enterprise Products Operating,
Sr. Notes, Ser. B, 5.6%, 2014	335,000	333,716
Marathon Oil,
Notes, 5.375%, 2007	200,000	200,894
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014	400,000	442,600
Sempra Energy,
Sr. Notes, 7.95%, 2010	500,000	548,584
Transocean,
Notes, 7.5%, 2031	150,000	186,680
Valero Energy,
Sr. Notes, 7.5%, 2032	70,000	84,462
		5,263,209

Paper & Forest Products - .2%
International Paper:
Notes, 7.625%, 2007	10,000	10,171
Sr. Notes, 6.75%, 2011	200,000	211,580
MeadWestvaco,
Notes, 6.85%, 2012	500,000	527,884
Weyerhaeuser,
Debs., 7.375%, 2032	200,000	221,399
		971,034

Pipelines - .2%
Duke Capital,
Sr. Notes, 8%, 2019	225,000	267,583
Kinder Morgan,
Sr. Notes, 6.5%, 2012	650,000	686,075
		953,658

Real Estate Investment Trusts - .3%
EOP Operating,

Notes, 4.75%, 2014	300,000	282,877
ERP Operating,
Notes, 5.2%, 2013	600,000 b	595,237
Simon Property,
Notes, 6.35%, 2012	400,000	419,549
		1,297,663

Retail - .3%
Federated Department Stores,
Debs., 7.45%, 2017	350,000	394,838
May Department Stores,
Notes, 6.7%, 2034	200,000 b	210,926
Target,
Sr. Notes, 7%, 2031	125,000	149,273
Wal-Mart Stores,
Bonds, 5.25%, 2035	400,000	382,922
		1,137,959

State Government - .1%
State of Illinois,
Bonds, 5.1%, 2033	450,000	435,569

Technology - .5%
First Data,
Sr. Notes, 5.625%, 2011	250,000	252,294
Hewlett-Packard,
Sr. Notes, 5.5%, 2007	150,000	150,926
IBM:
Debs., 8.375%, 2019	300,000	385,604
Debs., Ser. A, 7.5%, 2013	75,000	86,007
Oracle Corp. and Ozark Holding,
Notes, 5%, 2011	1,000,000 a	992,408
		1,867,239

Telecommunications - 2.0%
AT&T,
Sr. Notes, 5.875%, 2012	775,000	793,140
America Movil,
Notes, 6.375%, 2035	100,000	96,727
BellSouth Telecommunications,
Debs., 6.375%, 2028	550,000	561,426
British Telecommunications,
Bonds, 8.875%, 2030	150,000 c	197,923
Deutsche Telekom International Finance,
Notes, 8.25%, 2030	300,000 c	375,374
France Telecom,
Notes, 8.75%, 2031	220,000 c	288,359
Motorola,
Debs., 7.5%, 2025	150,000	178,352
New Cingular Wireless Services:
Notes, 8.125%, 2012	250,000	287,759
Sr. Notes, 7.875%, 2011	475,000	531,285
Pacific Bell,
Debs., 7.125%, 2026	310,000	336,638
Royal KPN,
Sr. Notes, 8.375%, 2030	250,000	290,691
Sprint Capital,
Sr. Notes, 7.625%, 2011	1,800,000	1,982,356
360 Communications,
Sr. Notes, 7.6%, 2009	200,000	214,034

Telecom Italia Capital,
Notes, 6.375%, 2033	400,000	396,556
Telefonica Europe,
Notes, 7.75%, 2010	200,000	218,374
Verizon Global Funding,
Sr. Notes, 7.25%, 2010	500,000	540,141
Verizon New Jersey,
Debs., 8%, 2022	25,000	28,298
Vodafone,
Sr. Notes, 7.75%, 2010	580,000	633,418
		7,950,851

Transportation - .3%
Burlington Northern Santa Fe,
Debs., 7%, 2025	100,000	115,135
Canadian National Railway,
Notes, 6.9%, 2028	100,000	116,336
Continental Airlines,
Pass-Through Certificates, Ser. 974A, 6.9%, 2018	163,859	164,417
FedEx,
Notes, 9.65%, 2012	225,000	276,924
Norfolk Southern:
Sr. Notes, 5.59%, 2025	10,000	9,893
Sr. Notes, 7.8%, 2027	250,000	312,503
Union Pacific,
Debs., 6.625%, 2029	200,000	222,308
United Parcel Service of America,
Sr. Notes, 8.375%, 2030	10,000 c	13,691
		1,231,207

U.S. Government - 24.6%
U.S. Treasury Bonds:
5.375%, 2/15/2031	1,560,000	1,717,825
5.5%, 8/15/2028	2,750,000	3,039,712
6.25%, 5/15/2030	700,000	853,860
7.125%, 2/15/2023	5,250,000	6,698,632
7.875%, 2/15/2021	3,130,000	4,181,836
8.75%, 5/15/2020	1,475,000	2,088,098
8.875%, 8/15/2017	4,160,000	5,715,091
9%, 11/15/2018	650,000	917,973
11.25%, 2/15/2015	25,000	37,274
12%, 8/15/2013	1,445,000	1,702,831
12.5%, 8/15/2014	40,000	50,353
14%, 11/15/2011	30,000	32,189
U.S. Treasury Notes:
2.25%, 2/15/2007	4,875,000 b	4,761,656
3.%, 11/15/2007	7,400,000 b	7,209,154
3.875%, 5/15/2010	1,220,000 b	1,190,354
4%, 4/15/2010	3,400,000 b	3,334,791
4%, 2/15/2014	9,200,000 b	8,865,065
4%, 2/15/2015	2,550,000 b	2,448,798
4.375%, 8/15/2012	4,300,000 b	4,263,889
4.75%, 11/15/2008	6,100,000 b	6,140,931
5%, 8/15/2011	6,000,000 b	6,147,840
5.625%, 5/15/2008	6,400,000 b	6,554,496
6%, 8/15/2009	7,675,000 b	8,052,994
6.125%, 8/15/2007	9,900,000 b	10,132,749
6.5%, 2/15/2010	3,350,000 b	3,593,645
		99,732,036

U.S. Government Agencies - 10.3%
Federal Farm Credit Bank,
Bonds, 2.625%, 9/17/2007	1,500,000		1,450,987
Federal Home Loan Bank:
Bonds, 3.625%, 1/15/2008	1,000,000		979,217
Bonds, 3.875%, 1/15/2010	1,500,000		1,450,783
Bonds, 4.375%, 9/17/2010	250,000		246,120
Bonds, 4.5%, 9/16/2013	1,000,000		978,796
Bonds, 4.625%, 1/18/2008	3,000,000		2,993,040
Sr. Notes, 5.8%, 9/2/2008	3,850,000		3,935,197
Federal Home Loan Mortgage Corp.:
Notes, 3.5%, 9/15/2007	4,600,000		4,512,260
Notes, 3.625%, 9/15/2008	1,000,000		972,468
Notes, 4%, 12/15/2009	750,000		730,154
Notes, 4.375%, 7/17/2015	1,850,000		1,782,216
Notes, 4.875%, 3/15/2007	3,600,000		3,601,634
Notes, 5.125%, 7/15/2012	1,000,000		1,015,640
Notes, 5.5%, 9/15/2011	500,000		516,451
Notes, 5.5%, 8/20/2019	500,000		494,596
Notes, 6.25%, 7/15/2032	650,000		764,744
Sub. Notes, 5.875%, 3/21/2011	1,550,000		1,611,468
Federal National Mortgage Association:
Bonds, 6.25%, 5/15/2029	1,900,000		2,219,671
Notes, 5.25%, 1/15/2009	5,525,000		5,600,803
Notes, 5.375%, 11/15/2011	1,250,000		1,284,808
Notes, 7.25%, 1/15/2010	1,450,000		1,575,699
Sub. Notes, 5.25%, 8/1/2012	1,000,000		1,008,211
Financing Corp.:
Bonds, 8.6%, 9/26/2019	40,000		53,672
Bonds, Ser. E, 9.65%, 11/2/2018	510,000		729,132
Tennessee Valley Authority:
Bonds, Ser. C, 6%, 3/15/2013	450,000		480,553
Notes, Ser. C, 4.75%, 8/1/2013	750,000		745,611
			41,733,931

U.S. Government Agencies/Mortgage-Backed - 35.4%
Federal Home Loan Mortgage Corp.:
4%, 9/1/2008- 9/1/2018	1,618,409		1,544,164
4.5%, 5/1/2010-9/1/2035	8,631,294		8,340,404
5%, 11/1/2007-12/1/2035	19,363,953		18,861,782
5.5%, 9/1/2009-12/1/2035	15,061,586		14,955,001
6%, 12/1/2013-7/1/2034	5,034,384		5,101,596
6.5%, 3/1/2011-11/1/2033	2,259,194		2,318,657
7%, 9/1/2011-7/1/2034	827,212		858,723
7.5%, 7/1/2010-11/1/2033	465,943		488,602
8%, 5/1/2026-10/1/2031	174,546		186,298
8.5%, 6/1/2030	5,456		5,915
Federal National Mortgage Association:
4%, 9/1/2018-10/1/2020	2,260,887		2,155,303
4.5%, 4/1/2018-8/1/2035	7,177,741		6,921,775
5%,	750,000	d	731,484
5%, 5/1/2010-12/1/2035	23,220,170		22,606,314
5.5%,	2,000,000	d	1,978,740
5.5%, 1/1/2017-12/1/2035	24,573,156		24,399,927
6%, 6/1/2011-11/1/2035	9,357,822		9,479,543
6.5%, 1/1/2011-1/1/2034	4,180,275		4,302,490
7%, 8/1/2008-10/1/2032	1,242,261		1,289,599
7.5%, 8/1/2015-3/1/2032	427,334		448,316
8%, 5/1/2027-10/1/2030	72,381		77,356
8.5%, 2/1/2025-2/1/2031	15,377		16,692

9%, 10/1/2030	8,041	8,857
Government National Mortgage Association I:
4.5%, 6/15/2019-8/15/2033	1,170,625	1,138,483
5%, 3/15/2018-9/15/2035	3,937,211	3,886,218
5.5%, 2/15/2033-1/15/2036	5,670,360	5,700,864
6%, 4/15/2017-10/15/2034	3,106,480	3,188,106
6.5%, 9/15/2008-11/15/2033	1,122,711	1,174,934
7%, 10/15/2011-8/15/2032	475,092	499,184
7.5%, 12/15/2026-10/15/2032	223,115	235,400
8%, 8/15/2024-3/15/2032	98,169	105,231
8.5%, 10/15/2026	20,319	22,001
9%, 2/15/2022-2/15/2023	27,389	29,939
		143,057,898

Utilities/Gas & Electric - 1.7%
Cincinnati Gas & Electric,
Notes, 5.7%, 2012	185,000	188,000
Constellation Energy,
Notes, 7.6%, 2032	250,000	299,388
Exelon,
Notes, 4.9%, 2015	500,000	475,984
FirstEnergy,
Sr. Notes, Ser. C, 7.375%, 2031	120,000	139,200
Florida Power & Light,
First Mortgage Bonds, 5.625%, 2034	250,000	248,719
Georgia Power,
Sr. Notes, Ser. J, 4.875%, 2007	400,000	399,558
Hydro Quebec:
Debs., Ser. HH, 8.5%, 2029	200,000	284,577
Debs., Ser. HK, 9.375%, 2030	20,000	30,698
MidAmerican Energy,
Sr. Notes, 5.875%, 2012	350,000	358,108
NiSource Finance,
Notes, 5.4%, 2014	150,000	149,161
Ohio Power,
Sr. Notes, Ser. F, 5.5%, 2013	400,000	403,376
PPL Electric Utilities,
Sr. Secured Bonds, 6.25%, 2009	300,000	310,413
Pacific Gas & Electric,
Notes, 6.05%, 2034	100,000	102,165
Progress Energy,
Sr. Notes, 7.1%, 2011	500,000	536,618
Public Service Company of Colorado,
First Mortgage Bonds, 7.875%, 2012	350,000	403,723
South Carolina Electric & Gas,
First Mortgage Bonds, 6.625%, 2032	200,000	228,166
Southern California Edison,
Notes, 6.65%, 2029	100,000	109,650
Southern Power,
Sr. Notes, Ser. D, 4.875%, 2015	300,000	285,170
TXU,
Sr. Secured Notes, 7%, 2032	250,000	281,331
Virginia Electric & Power:
Sr. Notes, Ser. A, 5.375%, 2007	1,000,000	1,002,601
Sr. Notes, Ser. A, 5.4%, 2016	500,000	496,418
		6,733,024

Total Bonds and Notes
(cost $409,127,524)		404,996,012

Short-Term Investments - 1.5%
Repurchase Agreement;
Goldman Sachs & Co., Tri-Party
Repurchase Agreement, 4.2%, dated 1/31/2006,
due 2/1/2006 in the amount of $6,064,943 (fully
collateralized by $6,199,000 U.S. Treasury Notes,
3.625%, due 4/30/2007, value $6,186,371)
(cost $6,064,236)	6,064,236	6,064,236

Investment of Cash Collateral for
Securities Loaned - 19.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $79,181,208)	79,181,208 e	79,181,208

Total Investments (cost $494,372,968)	121.2%	490,241,456

Liabilities, Less Cash and Receivables	-21.2%	(85,605,097)

Net Assets	100.0%	404,636,359

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $1,980,369 or .5% of net assets.
b	All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund's securities on loan is $76,220,932 and the total market value of the collateral held by the fund is $79,181,208.
c	Variable rate security-interest rate subject to periodic change.
d	Purchased on a forward commitment basis.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER MIDCAP STOCK FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--100.2%	Shares		Value ($)

Consumer Cyclical--13.4%
Abercrombie & Fitch, Cl. A	25,100		1,666,389
Aeropostale	29,800	[a]	900,854
American Eagle Outfitters	59,600		1,608,008
Applebee's International	40,300		965,991
Barnes & Noble	27,300		1,158,066
BorgWarner	13,800		760,794
CDW	16,300		912,800
Chico's FAS	30,300	[a]	1,319,868
Choice Hotels International	27,000		1,283,310
Claire's Stores	44,750		1,416,785
Domino's Pizza	33,000		822,030
Genuine Parts	13,600		578,408
Harman International Industries	7,100		781,000
Hibbett Sporting Goods	22,550	[a]	691,157
HNI	16,200		934,740
K-Swiss, Cl. A	20,400		645,660
Michaels Stores	42,600		1,432,638
MSC Industrial Direct, Cl. A	20,600		925,558
Pacific Sunwear of California	30,300	[a]	742,653
Penn National Gaming	30,600	[a]	982,260
Polaris Industries	13,250		722,788
Polo Ralph Lauren	15,000		849,600
Sonic	21,000	[a]	607,950
Thor Industries	20,700		882,855
Toro	16,600		733,886
			24,326,048

Consumer Staples--1.8%
Gold Kist	61,400	[a]	927,754
Hormel Foods	54,700		1,834,091
Pilgrim's Pride	23,900		581,726
			3,343,571

Energy--11.0%
Cal Dive International	30,000	[a]	1,259,400
Energen	17,400		678,948
Lone Star Technologies	17,900	[a]	1,018,510
Newfield Exploration	33,100	[a]	1,734,440
NiSource	38,400		788,352
Noble Energy	31,100		1,439,308
Oneok	27,800		785,628
Pioneer Natural Resources	24,600		1,306,260
Plains Exploration & Production	32,400	[a]	1,452,816
Pride International	68,100	[a]	2,404,611
Questar	19,550		1,592,934
Southwestern Energy	26,200	[a]	1,130,268

Tesoro	16,500		1,195,755
UGI	42,800		918,916
Unit	15,000	[a]	895,500
Veritas DGC	30,600	[a]	1,378,836
			19,980,482

Health Care--11.4%
Alkermes	48,900	[a]	1,190,226
Apria Healthcare Group	11,325	[a]	275,990
Barr Pharmaceuticals	18,200	[a]	1,193,556
DaVita	19,000	[a]	1,040,250
Edwards Lifesciences	22,100	[a]	948,974
Endo Pharmaceuticals Holdings	23,100	[a]	662,970
Henry Schein	18,300	[a]	853,512
Hospira	26,000	[a]	1,163,500
Invitrogen	21,900	[a]	1,508,472
Kindred Healthcare	18,900	[a]	432,810
King Pharmaceuticals	27,500	[a]	515,625
Laboratory Corp. of America Holdings	23,100	[a]	1,354,815
Magellan Health Services	38,200	[a]	1,393,536
Respironics	23,600	[a]	850,308
Sepracor	27,400	[a]	1,559,334
Thermo Electron	36,000	[a]	1,211,040
United Therapeutics	10,300	[a]	666,101
Universal Health Services, Cl. B	24,400		1,159,244
Varian Medical Systems	30,650	[a]	1,845,436
WellCare Health Plans	18,700	[a]	756,041
			20,581,740

Interest Sensitive--18.8%
AG Edwards	27,500		1,308,175
American Capital Strategies	21,400		760,770
American Financial Group/OH	44,800		1,685,376
AmeriCredit	65,800	[a]	1,892,408
Bank of Hawaii	13,650		712,667
CBL & Associates Properties	29,800		1,261,136
City National/Beverly Hills, CA	20,400		1,529,388
Colonial BancGroup	79,500		1,979,550
Colonial Properties Trust	17,500		808,850
Dime Bancorp (Warrants)	68,300	[a]	8,947
Downey Financial	12,300		805,404
Essex Property Trust	8,800		874,544
Federated Investors, Cl. B	28,200		1,088,802
FirstFed Financial	22,300	[a]	1,398,210
Hanover Insurance Group	33,800		1,637,610
IndyMac Bancorp	25,800		1,054,188
Janus Capital Group	46,000		960,940
Legg Mason	7,700		998,690
Lincoln National	23,300		1,270,549
Mercury General	13,200		744,084
New Plan Excel Realty Trust	65,000		1,602,250
Pennsylvania Real Estate Investment Trust	26,300		1,069,358
Philadelphia Consolidated Holding	9,400	[a]	913,210
Selective Insurance Group	15,700		910,600

Sky Financial Group	35,800		920,776
State Auto Financial	26,500		1,019,455
Synovus Financial	39,000		1,079,130
Unitrin	21,100		932,831
Weingarten Realty Investors	41,700		1,690,101
Wilmington Trust	26,600		1,103,900
			34,021,899

Producer Goods--15.6%
Alliant Techsystems	9,000	[a]	697,500
Brady, Cl. A	22,400		890,848
CH Robinson Worldwide	51,500		2,083,690
Commercial Metals	15,900		752,547
Eagle Materials	6,800		1,107,652
Energizer Holdings	19,400	[a]	1,049,734
Florida Rock Industries	14,450		781,167
FMC	25,300	[a]	1,427,426
Graco	19,700		791,546
Jacobs Engineering Group	17,400	[a]	1,450,638
Joy Global	13,600		734,944
Kennametal	15,200		889,200
Landstar System	19,700		833,310
Overseas Shipholding Group	22,200		1,145,076
Packaging Corp. of America	36,400		844,480
Peabody Energy	25,200		2,507,652
Quanex	14,400		894,384
Scotts Miracle-Gro, Cl. A	23,700		1,173,150
Sherwin-Williams	16,250		859,625
Sigma-Aldrich	14,050		911,564
Silgan Holdings	20,400		772,344
Stanley Works	22,700		1,113,208
Teleflex	12,600		794,682
Terex	10,000	[a]	705,000
Toll Brothers	20,700	[a]	703,800
Watsco	14,700		1,039,878
YRC Worldwide	26,700	[a]	1,330,728
			28,285,773

Services--8.3%
Catalina Marketing	26,300		587,805
Cognizant Technology Solutions, Cl. A	18,900	[a]	989,793
Corporate Executive Board	11,800		992,852
Education Management	27,200	[a]	832,864
Equifax	27,000		1,034,640
Fair Isaac	12,700		562,864
Getty Images	11,800	[a]	963,470
Global Payments	26,700		1,359,831
ITT Educational Services	20,750	[a]	1,209,725
John H. Harland	16,800		627,144
Laidlaw International	22,500		612,000
NAVTEQ	10,500	[a]	471,555
Republic Services	36,700		1,389,095
Rollins	25,700		552,293
Washington Post, Cl. B	2,600		1,983,748

Weight Watchers International	19,000	[a]	893,760
			15,063,439

Technology--14.6%
Adtran	14,300		419,419
Amphenol, Cl. A	31,700		1,611,311
Arrow Electronics	62,600	[a]	2,150,936
Avnet	48,600	[a]	1,188,270
Cadence Design Systems	73,400	[a]	1,296,244
Ceridian	40,000	[a]	987,200
Checkfree	14,800	[a]	766,936
Harris	48,000		2,228,640
Imation	21,100		956,463
Lam Research	27,200	[a]	1,262,896
MEMC Electronic Materials	43,500	[a]	1,243,230
Microchip Technology	26,300		986,513
Novell	112,100	[a]	1,091,854
Novellus Systems	33,200	[a]	941,220
NVR	1,350	[a]	1,072,238
SanDisk	28,700	[a]	1,933,232
Silicon Laboratories	31,500	[a]	1,550,745
Sybase	61,000	[a]	1,316,990
Tech Data	25,500	[a]	1,051,365
Transaction Systems Architects	34,300	[a]	1,131,557
Western Digital	60,000	[a]	1,311,600
			26,498,859

Utilities--5.3%
Black Hills	32,100		1,142,760
CenturyTel	32,100		1,068,930
Great Plains Energy	39,600		1,129,788
NRG Energy	24,700	[a]	1,192,269
Pinnacle West Capital	20,800		886,288
PNM Resources	28,106		690,564
SCANA	38,350		1,540,520
TECO Energy	24,200		413,336
WPS Resources	26,450		1,483,316
			9,547,771

Total Investments (cost $153,342,823)	100.2%		181,649,582

Liabilities, Less Cash and Receivables	(.2%)		(310,606)

Net Assets	100.0%		181,338,976

[a] Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Dreyfus Disciplined Stock Fund
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)

Consumer Discretionary--10.5%
Advance Auto Parts	161,720	[a]	7,046,140
Coach	140,550	[a]	5,052,772
Hilton Hotels	660,520		16,466,764
Home Depot	222,880		9,037,784
JC Penney	144,660		8,072,028
McDonald's	334,600		11,714,346
Omnicom Group	60,590		4,955,656
Target	220,950		12,097,012
Time Warner	656,970		11,516,684
Viacom, Cl. B	109,450	[a]	4,539,986
Walt Disney	454,010		11,490,993
			101,990,165

Consumer Staples--11.2%
Altria Group	442,960		32,043,726
Cadbury Schweppes, ADR	323,360		12,879,429
CVS	356,950		9,908,932
General Mills	100,330		4,877,041
Kellogg	116,510		4,998,279
Kroger	243,110	[a]	4,473,224
PepsiCo	215,170		12,303,421
Procter & Gamble	453,679		26,871,407
			108,355,459

Energy--10.1%
Chevron	131,070		7,782,937
ConocoPhillips	234,740		15,187,678
Devon Energy	205,142		13,992,736
Exxon Mobil	515,200		32,328,800
GlobalSantaFe	169,000		10,317,450
Marathon Oil	65,810		5,058,815
Weatherford International	292,860	[a]	13,114,271
			97,782,687

Financial--19.7%
ACE	108,650		5,948,587
American International Group	142,470		9,326,086
Bank of America	609,660		26,965,262
Capital One Financial	56,710		4,723,943
Chubb	59,930		5,654,395
CIT Group	213,200		11,372,088
Citigroup	479,460		22,333,247
E*Trade Financial	350,140	[a]	8,329,831
Hartford Financial Services Group	113,470		9,330,638
JPMorgan Chase & Co.	603,550		23,991,112
Lehman Brothers Holdings	45,260		6,356,767

Merrill Lynch & Co.	213,490		16,026,694
Prudential Financial	167,040		12,584,794
Wachovia	390,930		21,434,692
WR Berkley	122,050		6,029,270
			190,407,406

Health Care--13.6%
Amgen	129,290	[a]	9,423,948
AmerisourceBergen	110,160		4,807,382
Barr Pharmaceuticals	114,860	[a]	7,532,519
Baxter International	125,610		4,628,728
Empresa Brasileira de Aeronautica, ADR	73,080		2,970,702
Fisher Scientific International	125,850	[a]	8,415,589
IMS Health	285,620		7,026,252
Invitrogen	72,210	[a]	4,973,825
Johnson & Johnson	228,190		13,130,053
Medtronic	165,130		9,324,891
Novartis, ADR	184,490		10,176,468
Omnicare	100,100		4,974,970
Pfizer	407,454		10,463,419
Thermo Electron	160,000	[a]	5,382,400
WellPoint	172,920	[a]	13,280,256
Wyeth	322,820		14,930,425
			131,441,827

Industrial--11.6%
Burlington Northern Santa Fe	125,100		10,023,012
Caterpillar	87,140		5,916,806
Eaton	75,000		4,965,000
Emerson Electric	155,270		12,025,662
General Electric	897,020		29,377,405
Lockheed Martin	155,070		10,490,486
Norfolk Southern	162,100		8,079,064
Rockwell Automation	123,580		8,164,931
Textron	114,090		9,636,041
Tyco International	163,100		4,248,755
United Technologies	157,620		9,200,279
			112,127,441

Information Technology--14.7%
Apple Computer	130,700	[a]	9,869,157
Broadcom, Cl. A	100,550	[a]	6,857,510
Cisco Systems	218,190	[a]	4,051,788
EMC/Massachusetts	570,970	[a]	7,650,998
Google, Cl. A	11,475	[a]	4,971,544
Hewlett-Packard	505,990		15,776,768
Ingram Micro, Cl. A	273,880	[a]	5,299,578
Intel	370,070		7,871,389
International Business Machines	230,080		18,705,504
Marvell Technology Group	72,300	[a]	4,946,766
Microsoft	753,380		21,207,647
Motorola	225,660		5,124,739
National Semiconductor	208,580		5,884,042
Oracle	577,970	[a]	7,265,083

Qualcomm	268,020		12,854,239
Texas Instruments	136,720		3,996,326
			142,333,078

Materials--2.6%
Air Products & Chemicals	119,770		7,388,611
Dow Chemical	117,160		4,955,868
E I Du Pont de Nemours & Co.	91,130		3,567,740
PPG Industries	46,580		2,771,510
Smurfit-Stone Container	207,400	[a]	2,652,646
Steel Dynamics	80,000		3,713,600
			25,049,975

Telecommunication Services--1.8%
AT & T	307,680		7,984,296
Verizon Communications	309,360		9,794,338
			17,778,634

Utilities--3.5%
Constellation Energy Group	133,070		7,753,989
PG & E	358,570		13,378,247
Sempra Energy	263,210		12,647,241
			33,779,477
Total Common Stocks
(cost $813,993,775)			961,046,149

	Principal
Short-Term Investments--.7%	Amount ($)		Value ($)

U.S. Treasury Bills:
4.18%, 3/2/2006	5,202,000		5,184,365
4.04%, 3/9/2006	296,000		294,769
4.19%, 3/30/2006	1,896,000		1,883,505
Total Short-Term Investments
(cost $7,362,689)			7,362,639

Total Investments (cost $821,356,464)	100.0%		968,408,788

Liabilities, Less Cash and Receivables	(.0%)		(272,453)

Net Assets	100.0%		968,136,335

ADR - American Depository Receipts.
[a] Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER LARGE COMPANY STOCK FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)

Consumer Discretionary--10.6%
Advance Auto Parts	14,430	[a]	628,715
Coach	12,540	[a]	450,813
Hilton Hotels	58,930		1,469,125
Home Depot	19,890		806,540
JC Penney	12,910		720,378
McDonald's	29,850		1,045,049
Omnicom Group	5,410		442,484
Target	19,700		1,078,575
Time Warner	58,620		1,027,609
Viacom, Cl. B	9,755	[a]	404,637
Walt Disney	40,510		1,025,308
			9,099,233

Consumer Staples--11.2%
Altria Group	39,520		2,858,877
Cadbury Schweppes, ADR	28,750		1,145,112
CVS	31,850		884,156
General Mills	8,910		433,115
Kellogg	10,390		445,731
Kroger	21,690	[a]	399,096
PepsiCo	19,200		1,097,856
Procter & Gamble	40,261		2,384,659
			9,648,602

Energy--10.2%
Chevron	11,690		694,152
ConocoPhillips	20,940		1,354,818
Devon Energy	18,300		1,248,243
Exxon Mobil	45,930		2,882,108
GlobalSantaFe	15,000		915,750
Marathon Oil	5,870		451,227
Weatherford International	26,130	[a]	1,170,101
			8,716,399

Financial--19.8%
ACE	9,660		528,885
American International Group	12,667		829,182
Bank of America	54,390		2,405,670
Capital One Financial	5,060		421,498
Chubb	5,330		502,885
CIT Group	19,020		1,014,527
Citigroup	42,780		1,992,692

E*Trade Financial	31,240	[a]	743,200
Hartford Financial Services Group	10,090		829,701
JPMorgan Chase & Co.	53,650		2,132,588
Lehman Brothers Holdings	4,020		564,609
Merrill Lynch & Co.	18,980		1,424,829
Prudential Financial	14,850		1,118,799
Wachovia	34,880		1,912,470
WR Berkley	10,850		535,990
			16,957,525

Health Care--13.4%
AmerisourceBergen	9,820		428,545
Amgen	11,500	[a]	838,235
Barr Pharmaceuticals	10,240	[a]	671,539
Baxter International	11,200		412,720
Fisher Scientific International	11,230	[a]	750,950
IMS Health	25,460		626,316
Invitrogen	6,440	[a]	443,587
Johnson & Johnson	20,340		1,170,364
Medtronic	14,720		831,238
Novartis, ADR	16,450		907,382
Omnicare	8,930		443,821
Pfizer	36,323		932,775
Thermo Electron	14,200	[a]	477,688
WellPoint	15,430	[a]	1,185,024
Wyeth	28,800		1,332,000
			11,452,184

Industrial--12.0%
Burlington Northern Santa Fe	11,180		895,742
Caterpillar	7,770		527,583
Eaton	6,690		442,878
Emerson Electric	13,840		1,071,908
Empresa Brasileira de Aeronautica, ADR	6,510		264,631
General Electric	80,030		2,620,983
Lockheed Martin	13,790		932,894
Norfolk Southern	14,460		720,686
Rockwell Automation	11,030		728,752
Textron	10,180		859,803
Tyco International	14,540		378,767
United Technologies	14,060		820,682
			10,265,309

Information Technology--14.8%
Apple Computer	11,650	[a]	879,691
Broadcom, Cl. A	8,960	[a]	611,072
Cisco Systems	19,470	[a]	361,558
EMC/Massachusetts	50,940	[a]	682,596
Google, Cl. A	1,024	[a]	443,648
Hewlett-Packard	44,990		1,402,788
Ingram Micro, Cl. A	24,440	[a]	472,914

Intel	33,020	702,335
International Business Machines	20,460	1,663,398
Marvell Technology Group	6,440 [a]	440,625
Microsoft	67,160	1,890,554
Motorola	20,130	457,152
National Semiconductor	18,590	524,424
Oracle	51,570 [a]	648,235
Qualcomm	23,910	1,146,724
Texas Instruments	12,200	356,606
		12,684,320

Materials--2.6%
Air Products & Chemicals	10,690	659,466
Dow Chemical	10,450	442,035
E I Du Pont de Nemours & Co.	8,130	318,289
PPG Industries	4,160	247,520
Smurfit-Stone Container	18,500 [a]	236,615
Steel Dynamics	7,100	329,582
		2,233,507

Telecommunication Services--1.8%
AT & T	27,450	712,327
Verizon Communications	27,590	873,499
		1,585,826

Utilities--3.5%
Constellation Energy Group	11,870	691,665
PG & E	31,990	1,193,547
Sempra Energy	23,480	1,128,214
		3,013,426
Total Common Stocks
(cost $73,684,721)		85,656,331

	Principal
Short-Term Investment--.2%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.18%, 3/2/2006
(cost $167,435)	168,000	167,430

Total Investments (cost $73,852,156)	100.1%	85,823,761

Liabilities, Less Cash and Receivables	(.1%)	(118,943)

Net Assets	100.0%	85,704,818

ADR - American Depository Receipts.
[a] Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies--57.6%	Purchase (%)	Amount ($)	Value ($)

Federal Home Loan Banks, Discount Notes
2/1/2006	4.34	50,000,000	50,000,000
2/22/2006	4.27	62,587,000	62,432,384
Federal Home Loan Banks, Floating Rate Notes
5/10/2006	4.24	10,000,000 [a]	9,998,891
Total U.S. Government Agencies
(cost $122,431,275)			122,431,275

Repurchase Agreements--42.8%

Barclays Capital Inc.
dated 1/31/2006, due 2/1/2006 in the amount
of $17,002,031 (fully collateralized by
$12,076,000 U.S. Treasury Bonds,
9.875%, due 11/15/2015, value $17,341,194)	4.30	17,000,000	17,000,000

Citigroup Global Market Holdings Inc.
dated 1/31/2006, due 2/1/2006 in the amount
of $42,005,192 (fully collateralized by $42,328,000
Federal Home Loan Mortgage Corp, Notes,
4.50%, due 7/6/2010, value $42,840,343)	4.45	42,000,000	42,000,000

Credit Suisse First Boston
dated 1/31/2006, due 2/1/2006 in the amount
of $32,003,947 (fully collateralized by
$32,610,000 U.S. Treasury Notes,
4.375%, due 12/31/2007, value $32,644,132)	4.44	32,000,000	32,000,000
Total Repurchase Agreements
(cost $91,000,000)			91,000,000

Total Investments (cost $213,431,275)		100.4%	213,431,275

Liabilities, Less Cash and Receivables		(.4%)	(771,437)

Net Assets		100.0%	212,659,838

[a] Variable rate security--subject to periodic change

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--3.2%	Amount ($)	Value ($)

First Tennessee Bank N.A.
4.38%, 2/13/2006
(cost $10,000,000)	10,000,000	10,000,000

Commercial Paper--65.4%

Abbey National North America LLC
4.49%, 2/1/2006	10,000,000	10,000,000
Amstel Funding Corp.
4.23%, 2/2/2006	10,000,000 [a]	9,998,839
Atlantic Asset Securitization LLC
4.59%, 4/24/2006	9,867,000 [a]	9,764,964
Atlantis One Funding Corp.
4.59%, 4/25/2006	10,000,000 [a]	9,895,328
Bear Stearns Cos. Inc.
4.23%, 2/2/2006	10,000,000	9,998,839
Beethoven Funding Corp.
4.36%, 2/1/2006	5,000,000 [a]	5,000,000
Bryant Park Funding LLC
4.59%, 4/25/2006	10,000,000 [a]	9,895,328
Calyon
4.36%, 2/13/2006	5,000,000	4,992,783
CC USA Inc.
4.59%, 4/25/2006	10,000,000 [a]	9,895,328
Citigroup Global Market Holdings Inc.
4.59%, 4/25/2006	10,000,000	9,895,328
DEPFA BANK PLC
4.22%, 2/2/2006	10,000,000	9,998,840
Deutsche Bank Financial LLC
4.48%, 2/1/2006	13,000,000	13,000,000
Dexia Delaware LLC
4.33%, 2/2/2006	10,000,000	9,998,806
Fairway Finance Co. LLC
4.22%, 2/1/2006	10,000,000 [a]	10,000,000
FCAR Owner Trust Ser. I
4.23%, 2/2/2006	10,000,000	9,998,839
Harrier Finance Funding Ltd.
4.22%, 2/1/2006	10,000,000 [a]	10,000,000
J.P. Morgan Chase & Co.
4.21%, 2/1/2006	10,000,000	10,000,000
K2 Corp.
4.23%, 2/2/2006	10,000,000 [a]	9,998,839
Premier Asset Collateralized Entity LLC
4.59%, 4/20/2006	12,000,000 [a]	11,881,960
Scaldis Capital Ltd.
4.59%, 4/24/2006	5,000,000 [a]	4,948,294
Solitaire Funding
4.59%, 4/21/2006	5,000,000 [a]	4,950,186
Ticonderoga Master Funding Limited
4.59%, 4/26/2006	10,000,000 [a]	9,894,067
Total Commercial Paper

(cost $204,006,568)		204,006,568

Corporate Notes--3.2%

Wells Fargo & Co.
4.40%, 6/12/2006
(cost $10,004,934)	10,000,000 [b]	10,004,934

Short-Term Bank Notes--6.4%

American Express Centurion Bank
4.43%, 3/16/2006	10,000,000 [b]	10,000,000
Washington Mutual Bank
4.52%, 7/26/2006	10,000,000 [b]	10,000,000
Total Short-Term Bank Notes
(cost $20,000,000)		20,000,000

Time Deposits--3.2%

Manufacturers & Traders Trust Co. (Grand Cayman)
4.47%, 2/1/2006
(cost $10,000,000)	10,000,000	10,000,000

Repurchase Agreements--18.9%

Citigroup Global Market Holdings Inc.
4.45%, dated 1/31/2006, due 2/1/2006 in the amount
of $20,002,472 (fully collateralized by $30,607,652
U.S. Treasury Strips, due 11/15/2014, value $20,400,000)	20,000,000	20,000,000
CS First Boston LLC
4.44%, dated 1/31/2006, due 2/1/2006 in the amount
of $30,003,700 (fully collateralized by $30,570,000
U.S. Treasury Notes, 4.375%, due 12/31/2007,
value $30,601,996)	30,000,000	30,000,000
Goldman, Sachs & Co.
4.35%, dated 1/31/2006, due 2/1/2006 in the amount
of $9,001,088 (fully collateralized by $9,224,000
Federal Home Loan Banks, Discount Notes,
due 3/10/2006, value $9,180,647)	9,000,000	9,000,000
Total Repurchase Agreements
(cost $59,000,000)		59,000,000

Total Investments (cost $313,011,502)	100.3%	313,011,502

Liabilities, Less Cash and Receivables	(.3%)	(781,932)

Net Assets	100.0%	312,229,570

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At January 31, 2006, these securities amounted to $116,123,133 or 37.2% of net assets.
[b] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
January 31, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills--28.9%	Purchase (%)	Amount ($)	Value ($)

3/9/2006	3.90	35,000,000	34,864,725
4/20/2006	4.04	50,000,000	49,568,833
Total U.S. Treasury Bills
(cost $84,433,558)			84,433,558

Repurchase Agreements--71.5%

Barclays Capital Inc.
dated 1/31/2006, due 2/1/2006 in the amount
of $58,007,041 (fully collateralized by
$7,320,000 U.S. Treasury Bills,
due 2/21/2006, value $7,301,261
and 52,231,000 U.S. Treasury Notes,
3.75% - 4.25%, due 5/15/2009 - 8/15/2013,
value $51,859,070)	4.37	58,000,000	58,000,000
Citigroup Global Market Holdings Inc.
dated 1/31/2006, due 2/1/2006 in the amount
of $53,006,331 (fully collateralized by
$54,478,000 U.S. Treasury Notes,
4.25%, due 1/15/2011, value $54,060,897)	4.30	53,000,000	53,000,000
Credit Suisse First Boston
dated 1/31/2006, due 2/1/2006 in the amount
of $58,007,073 (fully collateralized by
$48,435,000 U.S. TIPS
3.50%, due 1/15/2011, value $59,165,162)	4.39	58,000,000	58,000,000
Goldman, Sachs & Co.
dated 1/31/2006, due 2/1/2006 in the amount
of $40,004,667 (fully collateralized by
$40,884,000 U.S. Treasury Notes,
3.625%, due 4/30/2007, value $40,800,707)	4.20	40,000,000	40,000,000
Total Repurchase Agreements
(cost $209,000,000)			209,000,000

Total Investments (cost $293,433,558)		100.4%	293,433,558

Liabilities, Less Cash and Receivables		(.4%)	(1,146,460)

Net Assets		100.0%	292,287,098

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual previously filed with the
Securities and Exchange Commission on Form N-CSR.

Dreyfus Money Market Reserves
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--5.6%	Amount ($)		Value ($)

Bank of the West
4.37%, 2/13/2006	15,000,000		15,000,000
Washington Mutual Bank
4.52%, 7/26/2006	10,000,000	[a]	9,998,654
Total Negotiable Bank Certificates of Deposit
(cost $24,998,654)			24,998,654

Commercial Paper--61.9%

Atlantis One Funding Corp.
4.59%, 4/25/2006	14,901,000	[b]	14,745,028
Bank of America Corp.
4.37%, 2/13/2006	15,000,000		14,978,300
Bear Stearns Cos. Inc.
4.38%, 2/13/2006	15,000,000		14,978,275
Beethoven Funding Corp.
4.36%, 2/1/2006	18,000,000	[b]	18,000,000
Beta Finance Inc.
4.22%, 2/3/2006	17,000,000	[b]	16,996,057
Calyon
4.36%, 2/13/2006	5,000,000		4,992,783
CC (USA) Inc.
4.59%, 4/25/2006	20,000,000	[b]	19,790,656
DEPFA BANK PLC
4.22%, 2/2/2006	15,000,000		14,998,260
Deutsche Bank Financial LLC
4.48%, 2/1/2006	15,000,000		15,000,000
Dexia Delaware LLC
4.33%, 2/2/2006	15,000,000		14,998,208
Gemini Securitization Corp.
4.38%, 2/13/2006	15,000,000	[b]	14,978,250
General Electric Capital Corp.
4.37%, 2/13/2006	10,000,000	[b]	9,985,533
Goldman Sachs Group Inc.
4.42%, 5/25/2006	10,000,000		10,000,000
Harrier Finance Funding Ltd.
4.59%, 4/25/2006	20,000,000	[b]	19,790,656
K2 Corp.
4.59%, 4/24/2006	13,000,000	[b]	12,865,566
Premier Asset Collateralized Entity LLC
4.59%, 4/25/2006	17,586,000	[b]	17,401,923
Prudential Funding LLC
4.48%, 2/1/2006	15,000,000		15,000,000
Scaldis Capital Ltd.
4.59%, 4/24/2006	15,000,000	[b]	14,844,883
UBS Finance Delaware LLC
4.47%, 2/1/2006	15,000,000		15,000,000

Total Commercial Paper
(cost $279,344,378)			279,344,378

Corporate Notes--2.2%

CIT Group, Inc.
4.58%, 4/19/2006
(cost $10,002,361)	10,000,000	[a]	10,002,361

Short-Term Bank Notes--4.4%

American Express Centurion Bank
4.43%, 3/16/2006	10,000,000	[a]	10,000,000
Barclays Bank PLC
4.40%, 5/11/2006	10,000,000	[a]	9,999,594
Total Short Term Bank Notes
(cost $19,999,594)			19,999,594

Time Deposits--8.5%

Key Bank U.S.A., N.A. (Grand Cayman)
4.44%, 2/1/2006	20,000,000		20,000,000
Marshall & Ilsley Corp. (Grand Cayman)
4.44%, 2/1/2006	18,400,000		18,400,000
Total Time Deposits
(cost $38,400,000)			38,400,000

Repurchase Agreements--17.7%

Citigroup Global Market Holdings Inc.
4.45%, dated 1/31/2006, due 2/1/2006 in the amount
of $60,007,417 (fully collateralized by
$61,897,000 Federal Home Loan Mortgage Corp.,
Notes, 4.50%, due 7/6/2010, value $61,200,349)	60,000,000		60,000,000
Goldman, Sachs & Co.
4.40%, dated 1/31/2006, due 2/1/2006 in the amount
of $20,002,444 (fully collateralized by
$20,230,000 Federal Home Loan Mortgage Corp.,
Notes, 4.125%, due 4/2/2007, value $20,400,893)	20,000,000		20,000,000
Total Repurchase Agreements
(cost $80,000,000)			80,000,000

Total Investments (cost $452,744,987)	100.3%		452,744,987

Liabilities, Less Cash and Receivables	(.3%)		(1,411,874)

Net Assets	100.3%		451,333,113

[a] Variable interest rate - subject to periodic change.
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities maybe resold in transaction exempt from registration, normally to qualified institutional buyers. At January31, 2006, these securities amounted to $159,398,552 or 35.3% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Dreyfus Municipal Reserves
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Tax Exempt Investments--98.2%	Amount ($)		Value ($)

Alabama--2.0%

Port City Medical Clinic Board,
Health Care Facilities Revenue
(Infirmary Health Systems)
3.03% (Insured; AMBAC and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	2,000,000	a	2,000,000

Alaska--2.0%

Alaska Industrial Development Authority,
Health Care Facilities Revenue
(Providence Medical Office Building)
3% (LOC; KBC Bank)	1,965,000	a	1,965,000

California--4.0%

California Department of Water Resources,
Power Suppy Revenue
2.88% (LOC; Landesbank Hessen-
Thuringen Girozentrale)	4,000,000	a	4,000,000

Colorado--5.1%

Castlewood Ranch Metropolitan District, GO Notes,
Refunding 3.45%, 12/1/2006 (LOC; U.S. Bank NA)	1,700,000		1,700,000

Colorado Educational and Cultural Facilities Authority,
Revenue (National Jewish Federation Bond Program)
3.07% (LOC; National City Bank)	3,400,000	a	3,400,000

District of Columbia--1.0%

District of Columbia, CP
3.20%, 5/2/2006 (Liquidity Facility;
JPMogan Chase Bank)	1,000,000		1,000,000

Georgia--7.6%

De Kalb County Development Authority,
Private Schools Revenue
(Marist School Inc. Project)
3.03% (LOC; SunTrust Bank)	3,400,000	a	3,400,000
Municipal Electric Authority of Georgia, Power Revenue
(Project One) 2.85% (Insured; FSA and
Liquidity Facility; Dexia Credit Local)	4,100,000	a	4,100,000

Illinois--21.3%

Chicago Board of Education, GO
3.08% (Insured; FSA and Liquidity Facility;
DEPFA Bank PLC)	1,500,000	a	1,500,000
Illinois Educational Facilities Authority, Recreational
Revenue (Shedd Aquarium Society)
3.09% (LOC; Bank One)	2,500,000	a	2,500,000
Illinois Health Facilities Authority, Revenue:
(Memorial Medical Center) 3.04% (LOC; KBC Bank)	2,400,000	a	2,400,000
(Rush Presbyterian Saint Luke's Medical Center)
3.05% (LOC; Northern Trust Co.)	3,800,000	a	3,800,000
(The Carle Foundation)
3.03% (Insured; AMBAC and Liquidity Facility;
Northern Trust Co.)	3,000,000	a	3,000,000
Illinois Student Assistance Commission,
Student Loan Revenue
3.08% (LOC; Bank One)	2,000,000	a	2,000,000
Jackson-Union Counties Regional Port District,
Port Facilities Revenue, Refunding
(Enron Transportation Services)
3.05% (LOC; Wachovia Bank)	2,400,000	a	2,400,000
Regional Transportation Authority,
Refunding 3.03%,
(Liquidity Facility; DEPFA Bank PLC)	3,600,000	a	3,600,000

Indiana--7.6%

Seymour, EDR (Pedcor Investments Project)
3.08% (LOC; FHLB)	3,835,000	a	3,835,000
Wabash, EDR (Wabash Alloys Project)
3.12% (LOC; Bank of America)	3,750,000	a	3,750,000

Louisiana--1.0%

Plaquemines Port Harbor and Terminal District,
Port Facilities Revenue
(International Marine Terminals Project)
2.59%, 3/15/2006 (LOC; KBC Bank)	1,000,000		1,000,000

Massachusetts--9.6%

Easton, GO Notes, BAN 3.47%, 6/9/2006	2,000,000		2,001,598
Massachusetts Health and Educational Facilities
Authority, Revenue (Capital Assets Program):
2.99% (LOC; Citizens Bank of Massachusetts)	3,500,000	a	3,500,000
2.99% (LOC; Bank of America)	4,000,000	a	4,000,000

Mississippi--.2%

Jackson County, Port Facility Revenue
(Chevron USA. Inc. Project) 3.08%	200,000	a	200,000

Nebraska--3.6%

Lancaster County Hospital Authority Number 1,
Health Facilities Revenue
(Immanuel Health Systems-Williamsburg Project)
3.10% (LOC; ABN-AMRO)	3,305,000	a	3,305,000
Sarpy County Hospital Authority Number 1,
Health Facilities Revenue
(Immanuel Health Systems-Trinity Village Project)
3.10% (LOC; ABN-AMRO)	300,000	a	300,000

New Mexico--2.7%

Santa Fe, Gross Receipts Tax Revenue
(Wastewater Systems) 3.07% (LOC; BNP Paribas)	2,700,000	a	2,700,000

New York--5.8%

New York City, GO Notes
2.98% (LOC; Bayerische Landesbank)	3,000,000	a	3,000,000
Triborough Bridge and Tunnel Authority,
Special Obligation Revenue 2.98% (Insured; FSA and
Liquidity Facility; JPMorgan Chase Bank)	2,800,000	a	2,800,000

Ohio--.6%

Hamilton County, Hospital Facilities Revenue
(Health Alliance) 2.95% (Insured; MBIA
and Liquidity Facility; Credit Suisse First Boston)	600,000	a	600,000

Oklahoma--1.7%

Tulsa County Industrial Authority, First Mortgage Revenue
(Montereau in Warren Woods Project)
3.08% (LOC; BNP Paribas)	1,725,000	a	1,725,000

Pennsylvania--.9%

Lehigh County Industrial Development Authority, PCR
(Allegheny Electric Cooperative)
3.10% (LOC; Rabobank Nederland)	920,000	a	920,000

Rhode Island--.6%

Rhode Island Health and Educational Building
Corp., Health Care Facilities Revenue
(Ocean State Assisted)
2.98% (LOC: The Bank of New York and
Sovereign Bank, Inc.)	600,000	a	600,000

South Carolina--3.1%

Spartanburg County School District Number 1,
GO Notes, BAN 5.18%, 11/16/2006	3,000,000		3,048,171

Tennessee--1.1%

Clarksville Public Building Authority, Pool Financing
Revenue (Tennessee Municipal Bond Fund)
3.08% (LOC; Bank of America)	1,100,000	a	1,100,000

Texas--6.0%

North Central Texas Health Facilities Development Corp.,
HR (Methodist Hospitals of Dallas)
3.08% (Insured; MBIA and Liquidity Facility;
Dexia Credit Local)	300,000	a	300,000
Southwest Higher Education Authority, Inc.,
Higher Education Revenue (Southern Methodist
University Project) 3.08% (LOC; Landesbank Hessen-
Thuringen Girozentrale)	2,600,000	a	2,600,000
Texas, GO Notes, TRAN 4.50%, 8/31/2006	3,000,000		3,025,250

Washington--4.1%

Washington Housing Finance Commission, MFMR
(Wandering Creek Project) 3.10%
(Insured; FHLMC and Liquidity Facility; FHLMC)	4,000,000	a	4,000,000
Washington Public Power Supply System Project
Number 2, Electric Revenue, Refunding
3.03% (Insured; MBIA and Liquidity Facility;
Credit Suisse First Boston)	100,000	a	100,000

Wisconsin--6.6%

University of Wisconsin Hospitals and Clinics Authority,
Health Care Facilities Revenue 3.03%
(Insured; MBIA and Liquidity Facility; U.S. Bank NA)	4,000,000	a	4,000,000
Wisconsin Health and Education Facilities Authority,
Revenue (Wheaton Franciscan Services Inc.) 3.05%
(LOC; Citibank NA)	2,500,000	a	2,500,000

Total Investments (cost $97,675,019)	98.2%		97,675,019

Cash and Receivables (Net)	1.8%		1,815,968

Net Assets	100.0%		99,490,987

Summary of Abbreviations
ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's	Value ( %) *

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	96.9
AAA, AA, A b	Aaa, Aa, A b		AAA, AA, A b	3.1
				100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate--subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER TAX MANAGED GROWTH FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--100.2%	Shares		Value ($)

Banking--3.0%
Bank of America	81,896		3,622,260
SunTrust Banks	30,000		2,143,500
			5,765,760

Capital Goods--8.2%
Emerson Electric	55,000		4,259,750
General Electric	355,000		11,626,250
			15,886,000

Consumer Services--1.4%
McDonald's	75,000		2,625,750

Consumer Staples--6.7%
Home Depot	11,000		446,050
Wal-Mart Stores	110,000		5,072,100
Walgreen	173,000		7,487,440
			13,005,590

Diversified Financial Services--11.4%
American Express	75,000		3,933,750
Ameriprise Financial	15,000		610,350
Citigroup	214,833		10,006,921
JPMorgan Chase & Co.	124,500		4,948,875
Merrill Lynch & Co.	37,000		2,777,590
			22,277,486

Energy--20.3%
BP, ADR	140,000		10,123,400
Chevron	166,000		9,857,080
ConocoPhillips	67,000		4,334,900
Exxon Mobil	226,512		14,213,628
Total, ADR	5,000	[a]	691,650
			39,220,658

Food, Beverage & Tobacco--19.3%
Altria Group	180,000		13,021,200
Anheuser-Busch Cos.	49,000		2,030,560
Coca-Cola	212,500		8,793,250
Nestle, ADR	81,800		5,997,302
PepsiCo	132,000		7,547,760
			37,390,072

Household & Personal Products--5.9%
Colgate-Palmolive	25,000		1,372,250
Estee Lauder Cos., Cl. A	30,000		1,094,100
Procter & Gamble	150,000		8,884,500
			11,350,850

Insurance--.6%
American International Group		18,425	1,206,101

Materials--.3%
Praxair		10,000	526,800

Media--6.3%
CBS, Cl. B		32,500	849,225
McGraw-Hill Cos.		140,000	7,145,600
News, Cl. A		161,000	2,537,360
Time Warner		20,000	350,600
Viacom, Cl. B		32,500 [b]	1,348,100
			12,230,885

Pharmaceuticals & Biotechnology--8.8%
Abbott Laboratories		78,000	3,365,700
Eli Lilly & Co.		70,000	3,963,400
Johnson & Johnson		100,000	5,754,000
Merck & Co.		28,000	966,000
Pfizer		115,000	2,953,200
			17,002,300

Technology--6.6%
Intel		410,000	8,720,700
Microsoft		145,000	4,081,750
			12,802,450

Transportation--1.4%
United Parcel Service, Cl. B		35,000	2,621,850

Total Common Stocks
(cost $159,524,533)			193,912,552

Investment of Cash Collateral
for Securities Loaned--.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $426,000)		426,000 [c]	426,000

Total Investments (cost $159,950,533)		100.4%	194,338,552

Liabilities, Less Cash and Receivables		(.4%)	(764,110)

Net Assets		100.0%	193,574,442

ADR - American Depository Receipts.
[a] All or a portion of this security is on loan.	At January 31, 2006, the total market value of the
fund's security on loan is $414,990 and the total market value of the collateral held by the fund is $426,000.
[b] Non-income producing.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

Dreyfus BASIC S&P 500 Stock Index Fund
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)

Consumer Cyclical--8.1%
Albertson's	46,986	[a]	1,181,698
Autonation	23,100	[b]	514,899
Autozone	7,000	[b]	684,250
Bed Bath & Beyond	37,800	[b]	1,414,098
Best Buy	52,050		2,636,853
Big Lots	14,600	[b]	195,202
Brunswick	12,250		460,478
Circuit City Stores	19,986		503,847
Coach	48,400	[b]	1,739,980
Cooper Tire & Rubber	7,853	[a]	117,716
Costco Wholesale	60,200		3,003,378
CVS	103,736		2,879,711
Dana	19,249	[a]	93,743
Darden Restaurants	16,650		676,989
Dillard's, Cl. A	7,900		204,610
Dollar General	40,346	[a]	681,847
Eastman Kodak	36,650	[a]	919,915
Family Dollar Stores	19,800		474,210
Federated Department Stores	34,730		2,314,060
Ford Motor	236,711	[a]	2,030,980
Gap	73,150		1,323,284
General Motors	72,050	[a]	1,733,523
Genuine Parts	22,100		939,913
Goodyear Tire & Rubber	22,500	[a,b]	351,900
Harley-Davidson	34,950	[a]	1,870,874
Harrah's Entertainment	23,394		1,721,798
Hasbro	22,775		482,830
Hilton Hotels	41,850		1,043,321
Home Depot	270,700		10,976,885
International Game Technology	42,900	[a]	1,534,962
JC Penney	29,550		1,648,890
Johnson Controls	24,556		1,700,257
Jones Apparel Group	14,900		466,072
Kohl's	43,900	[b]	1,948,721
Kroger	92,400	[b]	1,700,160
Limited Brands	44,400		1,050,504
Liz Claiborne	13,600		472,192
Lowe's Cos.	99,700		6,335,935
Marriott International, Cl. A	20,950		1,396,108
Mattel	51,450		848,925
Maytag	10,200		175,644
McDonald's	160,400		5,615,604
Navistar International	7,900	[b]	214,880
Nike, Cl. B	24,250		1,963,038
Nordstrom	27,900		1,163,988
Office Depot	39,350	[b]	1,304,453
OfficeMax	9,014		257,530
Paccar	21,574		1,501,550
RadioShack	17,152		380,774
Safeway	57,250		1,341,940
Sears Holdings	12,741	[b]	1,547,267
Southwest Airlines	88,893	[a]	1,463,179
Staples	93,200		2,209,772

Starbucks	97,900	[b]	3,103,430
Starwood Hotels & Resorts Worldwide	27,950		1,699,640
Supervalu	17,400		555,582
Target	112,050		6,134,737
Tiffany & Co.	18,100		682,370
TJX Cos.	58,750		1,499,888
VF	11,350		629,698
Wal-Mart Stores	318,400		14,681,424
Walgreen	129,000		5,583,120
Wendy's International	14,797		872,283
Whirlpool	8,550		689,814
Whole Foods Market	17,600		1,300,112
Yum! Brands	36,060		1,783,888
			120,631,123

Consumer Staples--7.3%
Alberto-Culver	9,616		425,989
Altria Group	265,400		19,199,036
Anheuser-Busch Cos.	98,900		4,098,416
Archer-Daniels-Midland	83,235		2,621,903
Avon Products	58,372		1,653,095
Brown-Forman, Cl. B	10,600		751,752
Campbell Soup	23,750		710,838
Clorox	19,250		1,152,112
Coca-Cola	263,800		10,916,044
Coca-Cola Enterprises	38,650		762,951
Colgate-Palmolive	66,000		3,622,740
ConAgra Foods	66,182		1,371,953
Constellation Brands, Cl. A	25,100	[b]	669,919
Estee Lauder Cos., Cl. A	15,300		557,991
Fortune Brands	18,621		1,395,830
General Mills	45,300		2,202,033
Harman International Industries	8,400		924,000
Hershey	23,100		1,182,720
HJ Heinz	42,650		1,447,541
Kellogg	32,750		1,404,975
Kimberly-Clark	59,500		3,398,640
McCormick & Co.	17,100		516,591
Molson Coors Brewing, Cl. B	7,165	[a]	447,812
Newell Rubbermaid	35,078	[a]	829,244
Pactiv	18,250	[b]	405,880
Pepsi Bottling Group	17,500		507,500
PepsiCo	211,420		12,088,996
Procter & Gamble	427,177		25,301,694
Reynolds American	10,850	[a]	1,097,260
Sara Lee	96,800		1,769,504
Sysco	79,008		2,423,965
Tyson Foods, Cl. A	32,100		459,993
UST	20,800		809,952
Wrigley (WM), Jr.	22,850		1,461,486
			108,590,355

Energy--10.5%
Amerada Hess	10,150		1,571,220
Anadarko Petroleum	30,275		3,264,250
Apache	41,926		3,166,671
Baker Hughes	43,570		3,374,061
BJ Services	41,100		1,664,139
Burlington Resources	48,212		4,399,827
Centerpoint Energy	39,544	[a]	505,372
Chevron	286,164		16,992,418

ConocoPhillips	176,874		11,443,748
Devon Energy	56,600		3,860,686
El Paso	84,036		1,131,125
EOG Resources	30,800		2,603,832
Exxon Mobil	793,056		49,764,264
Halliburton	65,400		5,202,570
Kerr-McGee	14,739		1,627,038
KeySpan	22,200		797,424
Kinder Morgan	13,400		1,289,750
Marathon Oil	46,685		3,588,676
Murphy Oil	21,000		1,197,000
Nabors Industries	20,100	[b]	1,633,125
National Oilwell Varco	22,200	[b]	1,688,754
Nicor	5,650	[a]	231,085
NiSource	34,750		713,418
Noble	17,450		1,403,678
Occidental Petroleum	54,800		5,354,508
Peoples Energy	4,820		179,400
Rowan Cos.	13,960		625,827
Schlumberger	75,100		9,571,495
Sempra Energy	32,742		1,573,253
Sunoco	17,336		1,650,387
Transocean	42,050	[b]	3,412,358
Valero Energy	78,600		4,906,998
Weatherford International	44,300	[b]	1,983,754
Williams Cos.	73,000		1,740,320
XTO Energy	46,266		2,270,735
			156,383,166

Health Care--12.9%
Abbott Laboratories	197,650		8,528,597
Aetna	36,454		3,528,747
Allergan	16,750		1,949,700
AmerisourceBergen	26,600		1,160,824
Amgen	157,266	[b]	11,463,119
Applera - Applied Biosystems Group	23,900		677,326
Bausch & Lomb	6,814		460,286
Baxter International	79,500		2,929,575
Becton, Dickinson & Co.	32,100		2,080,080
Biogen Idec	43,240	[b]	1,934,990
Biomet	31,775	[a]	1,201,413
Boston Scientific	75,200	[b]	1,644,624
Bristol-Myers Squibb	249,400		5,683,826
CR Bard	13,400		849,828
Cardinal Health	54,550		3,929,782
Caremark Rx	57,300	[b]	2,824,890
Chiron	13,900	[a,b]	633,840
Cigna	16,000		1,945,600
Coventry Health Care	20,700	[a,b]	1,233,099
Eli Lilly & Co.	144,850		8,201,407
Express Scripts	18,600	[b]	1,697,994
Fisher Scientific International	15,600	[b]	1,043,172
Forest Laboratories	43,100	[b]	1,994,668
Genzyme	32,950	[b]	2,337,473
Gilead Sciences	58,400	[b]	3,554,808
Guidant	42,300		3,113,280
HCA	54,050		2,652,774
Health Management Associates, Cl. A	31,550		663,181
Hospira	20,545	[b]	919,389
Humana	20,750	[b]	1,157,227
Johnson & Johnson	379,096		21,813,184

King Pharmaceuticals	30,850	[b]	578,437
Laboratory Corp. of America Holdings	16,900	[b]	991,185
Manor Care	10,050		392,955
McKesson	39,204		2,077,812
Medco Health Solutions	39,169	[b]	2,119,043
Medimmune	31,350	[b]	1,069,662
Medtronic	154,200		8,707,674
Merck & Co.	278,650		9,613,425
Millipore	6,650	[b]	457,387
Mylan Laboratories	27,900		549,630
Patterson Cos.	17,600	[b]	607,728
PerkinElmer	16,682		379,349
Pfizer	939,440		24,124,819
Quest Diagnostics	21,100		1,042,973
Schering-Plough	188,400	[a]	3,607,860
St. Jude Medical	46,700	[b]	2,294,371
Stryker	37,200		1,856,280
Tenet Healthcare	59,850	[b]	435,109
Thermo Electron	20,700	[b]	696,348
UnitedHealth Group	173,800		10,327,196
Waters	14,100	[b]	591,495
Watson Pharmaceuticals	12,950	[a,b]	428,516
WellPoint	84,100	[b]	6,458,880
Wyeth	171,050		7,911,062
Zimmer Holdings	31,620	[b]	2,180,199
			193,308,098

Interest Sensitive--23.5%
ACE	41,100		2,250,225
Aflac	63,800		2,995,410
Allstate	82,650		4,301,933
AMBAC Financial Group	13,400		1,029,254
American Express	158,200		8,297,590
American International Group	330,796		21,653,906
Ameriprise Financial	31,380		1,276,852
AmSouth Bancorporation	44,450		1,227,265
AON	40,750		1,394,465
Apartment Investment & Management, Cl. A	12,200		518,744
Archstone-Smith Trust	27,000		1,265,220
Bank of America	591,984		26,183,452
Bank of New York	98,128		3,121,452
BB&T	69,100		2,697,664
Bear Stearns Cos.	14,398		1,820,771
Capital One Financial	38,200		3,182,060
Charles Schwab	131,450		1,944,146
Chubb	25,500		2,405,925
Cincinnati Financial	22,237		1,012,673
CIT Group	25,500		1,360,170
Citigroup	644,726		30,031,337
Comerica	21,100		1,170,417
Compass Bancshares	15,900		774,648
Countrywide Financial	76,098		2,544,717
E*Trade Financial	52,100	[b]	1,239,459
Equity Office Properties Trust	51,800	[a]	1,648,276
Equity Residential	36,750		1,558,568
Fannie Mae	123,350		7,146,899
Federated Investors, Cl. B	10,750		415,058
Fifth Third Bancorp	70,691		2,655,861
First Horizon National	16,100		609,707
Franklin Resources	18,900		1,861,650
Freddie Mac	88,050		5,975,073

General Electric	1,346,650		44,102,788
Genworth Financial, Cl. A	48,000		1,572,480
Golden West Financial	32,500		2,295,150
Goldman Sachs Group	57,450		8,114,812
H&R Block	41,800		1,022,428
Hartford Financial Services Group	38,300		3,149,409
Huntington Bancshares/OH	29,076		674,563
Janus Capital Group	27,500		574,475
Jefferson-Pilot	17,100		997,443
JPMorgan Chase & Co.	445,948		17,726,433
Keycorp	51,950	[a]	1,838,510
Lehman Brothers Holdings	34,150		4,796,368
Lincoln National	22,050		1,202,386
Loews	17,300		1,707,337
M&T Bank	10,200		1,104,660
Marsh & McLennan Cos.	69,400		2,109,066
Marshall & Ilsley	26,650		1,117,701
MBIA	17,100	[a]	1,052,676
Mellon Financial	53,300		1,879,891
Merrill Lynch & Co.	117,150		8,794,450
Metlife	96,500	[a]	4,840,440
MGIC Investment	11,550		762,415
Morgan Stanley	137,360		8,440,772
National City	70,200		2,399,436
North Fork Bancorporation	60,625		1,559,275
Northern Trust	23,650		1,234,766
Plum Creek Timber	23,500		868,090
PNC Financial Services Group	37,250		2,416,035
Principal Financial Group	35,750		1,685,970
Progressive	25,100		2,636,504
Prologis	31,000		1,587,820
Prudential Financial	64,350		4,848,129
Public Storage	10,500	[a]	761,985
Regions Financial	58,386		1,937,247
Safeco	15,700		820,325
Simon Property Group	23,750	[a]	1,967,450
SLM	53,150		2,974,274
Sovereign Bancorp	45,500		991,900
St. Paul Travelers Cos.	88,227		4,003,741
State Street	41,800		2,527,228
SunTrust Banks	46,100		3,293,845
Synovus Financial	39,800		1,101,266
T Rowe Price Group	16,650		1,272,559
Torchmark	13,216		741,418
UnumProvident	37,972	[a]	771,971
US Bancorp	231,457		6,922,879
Vornado Realty Trust	15,000		1,325,100
Wachovia	197,990		10,855,792
Washington Mutual	125,744		5,321,486
Wells Fargo & Co.	213,080		13,287,669
XL Capital, Cl. A	22,200		1,502,052
Zions Bancorporation	13,350	[a]	1,055,585
			350,119,297

Producer Goods--10.5%
Air Products & Chemicals	28,250		1,742,743
Alcoa	110,938		3,494,547
Allegheny Technologies	10,833		561,691
American Power Conversion	21,950		520,215
American Standard Cos.	23,250		837,000
Ashland	9,100		599,872

Avery Dennison	14,092		841,856
Ball	13,300		538,650
Bemis	13,400		408,968
Black & Decker	9,950		858,685
Boeing	102,844		7,025,274
Burlington Northern Santa Fe	47,617		3,815,074
Caterpillar	86,700		5,886,930
Centex	16,328		1,165,656
Cooper Industries, Cl. A	11,700		955,305
CSX	27,650		1,480,105
Cummins	5,947		578,643
Deere & Co.	30,700		2,203,032
Dover	25,800		1,184,994
Dow Chemical	123,013		5,203,450
DR Horton	34,700		1,295,004
E I Du Pont de Nemours & Co.	117,194		4,588,145
Eastman Chemical	10,426		502,637
Eaton	18,842		1,247,340
Ecolab	23,450		839,745
Emerson Electric	52,400		4,058,380
Engelhard	15,300		616,590
FedEx	38,592		3,903,581
Fluor	11,039		970,880
Freeport-McMoRan Copper & Gold, Cl. B	23,500		1,509,875
General Dynamics	25,650		2,984,634
Goodrich	15,700		618,109
Hercules	14,450	[b]	169,210
Honeywell International	107,400		4,126,308
Illinois Tool Works	26,050		2,195,755
Ingersoll-Rand, Cl. A	42,200		1,657,194
International Flavors & Fragrances	10,300		339,488
International Paper	62,538		2,040,615
ITT Industries	11,750		1,204,375
KB Home	10,000		762,000
L-3 Communications Holdings	15,300		1,239,606
Leggett & Platt	23,400		576,108
Lennar, Cl. A	17,500		1,094,800
Lockheed Martin	45,550		3,081,457
Louisiana-Pacific	13,500		397,575
Masco	54,018		1,601,634
MeadWestvaco	23,146		617,767
Molex	18,325		554,331
Monsanto	34,188		2,892,647
Newmont Mining	56,924		3,517,903
Norfolk Southern	51,800		2,581,712
Northrop Grumman	45,312		2,815,235
Nucor	19,800		1,667,754
Pall	15,853		456,566
Parker Hannifin	15,290		1,158,523
Phelps Dodge	12,975		2,082,487
PPG Industries	21,321		1,268,600
Praxair	41,100	[a]	2,165,148
Pulte Homes	27,292		1,088,951
Raytheon	56,900		2,331,193
Rockwell Automation	22,800		1,506,396
Rockwell Collins	22,000		1,032,240
Rohm & Haas	18,355		934,269
Sealed Air	10,381		573,758
Sherwin-Williams	14,300		756,470
Sigma-Aldrich	8,600		557,968
Snap-On	7,350		294,955

Stanley Works	9,277		454,944
Temple-Inland	14,300		670,670
Textron	16,850		1,423,151
3M	96,900		7,049,475
Tyco International	256,582		6,683,961
Union Pacific	33,750		2,985,525
United Parcel Service, Cl. B	140,650		10,536,091
United States Steel	14,450	[a]	863,387
United Technologies	129,856		7,579,695
Vulcan Materials	12,950		930,846
Weyerhaeuser	31,000		2,162,560
WW Grainger	9,700		688,021
			156,406,934

Services--6.1%
Affiliated Computer Services, Cl. A	15,800	[b]	989,080
Allied Waste Industries	27,900	[b]	253,611
Alltel	48,850		2,932,466
Apollo Group, Cl. A	18,500	[b]	1,029,895
Automatic Data Processing	73,450		3,227,393
Carnival	55,200		2,857,152
CBS Corp	98,500		2,573,805
Cendant	130,586		2,186,010
Cintas	17,600		749,760
Clear Channel Communications	68,850		2,015,240
Comcast, Cl. A	276,796	[b]	7,700,465
Computer Sciences	23,550	[b]	1,193,985
Convergys	17,850	[b]	307,020
Dow Jones & Co.	7,550	[a]	286,976
Electronic Data Systems	66,450		1,673,875
Equifax	16,550		634,196
EW Scripps, Cl. A	10,800		522,072
First Data	97,372		4,391,477
Fiserv	23,550	[b]	1,035,729
Gannett	30,550		1,887,990
IMS Health	29,500		725,700
Interpublic Group of Cos.	54,900	[a,b]	554,490
Knight-Ridder	8,850		550,912
McGraw-Hill Cos.	47,800		2,439,712
Meredith	5,360		293,514
Monster Worldwide	15,650	[b]	667,629
Moody's	31,600		2,000,912
New York Times, Cl. A	18,486	[a]	523,154
News, Cl. A	310,100		4,887,176
Omnicom Group	22,950		1,877,080
Paychex	42,475		1,543,966
Robert Half International	21,750		794,527
RR Donnelley & Sons	27,700		903,020
Ryder System	8,150	[a]	364,305
Sabre Holdings, Cl. A	16,726		409,787
Sprint Nextel	376,503		8,618,154
Time Warner	594,200		10,416,326
Tribune	33,341		967,222
Unisys	43,600	[b]	291,684
Univision Communications, Cl. A	28,450	[a,b]	905,848
Viacom, Cl. B	98,500	[b]	4,085,780
Walt Disney	245,200		6,206,012
Waste Management	70,342		2,221,400
			90,696,507

Technology--14.6%

ADC Telecommunications	14,850	[a,b]	376,596
Adobe Systems	76,600		3,042,552
Advanced Micro Devices	51,500	[b]	2,155,790
Agilent Technologies	52,408	[b]	1,777,155
Altera	46,200	[b]	892,122
Amazon.Com	39,100	[b]	1,752,462
Analog Devices	46,800		1,861,236
Andrew	20,800	[a,b]	269,776
Apple Computer	107,400	[b]	8,109,774
Applied Materials	206,750		3,938,588
Applied Micro Circuits	38,200	[b]	125,678
Autodesk	29,400		1,193,346
Avaya	53,368	[b]	563,032
BMC Software	27,550	[b]	608,855
Broadcom, Cl. A	36,850	[b]	2,513,170
Ciena	73,900	[a,b]	295,600
Cisco Systems	782,850	[b]	14,537,525
Citrix Systems	22,450	[b]	692,358
Computer Associates International	58,449		1,595,658
Compuware	49,350	[b]	406,644
Comverse Technology	25,750	[b]	705,293
Corning	194,200	[b]	4,728,770
Danaher	30,200		1,710,528
Dell	299,900	[b]	8,790,069
eBay	145,700	[b]	6,279,670
Electronic Arts	38,300	[b]	2,090,414
EMC/Massachusetts	304,700	[b]	4,082,980
Freescale Semiconductor, Cl. B	52,313	[b]	1,320,903
Gateway	33,900	[b]	92,208
Hewlett-Packard	365,165		11,385,845
Intel	768,400		16,343,868
International Business Machines	201,300		16,365,690
Intuit	22,550	[b]	1,180,042
Jabil Circuit	22,200	[b]	896,880
JDS Uniphase	210,600	[b]	659,178
Kla-Tencor	25,200		1,309,896
Lexmark International, Cl. A	14,800	[b]	718,836
Linear Technology	38,800	[a]	1,443,748
LSI Logic	49,932	[b]	456,878
Lucent Technologies	566,471	[a,b]	1,495,483
Maxim Integrated Products	41,750		1,713,420
Micron Technology	78,750	[b]	1,156,050
Microsoft	1,166,750		32,844,013
Motorola	317,406		7,208,290
National Semiconductor	43,800		1,235,598
NCR	23,400	[b]	869,310
Network Appliance	47,450	[b]	1,480,440
Novell	48,700	[b]	474,338
Novellus Systems	16,950	[a,b]	480,532
Nvidia	21,800	[a,b]	980,128
Oracle	479,350	[b]	6,025,430
Parametric Technology	34,850	[b]	218,161
Pitney Bowes	29,056		1,241,853
PMC-Sierra	23,450	[b]	221,837
QLogic	10,300	[b]	408,601
Qualcomm	209,500		10,047,620
Sanmina-SCI	67,250	[b]	283,122
Scientific-Atlanta	19,600		838,096
Solectron	116,450	[b]	444,839
Sun Microsystems	435,100	[a,b]	1,957,950
Symantec	137,866	[b]	2,533,977

Symbol Technologies	32,054		395,867
Tektronix	10,668		314,706
Tellabs	57,150	[b]	730,948
Teradyne	25,050	[b]	436,371
Texas Instruments	206,200		6,027,226
VeriSign	32,700	[b]	776,625
Xerox	122,398	[b]	1,751,515
Xilinx	44,400		1,250,304
Yahoo!	160,900	[b]	5,525,306
			218,637,569

Utilities--5.3%
AES	83,200	[b]	1,417,728
Allegheny Energy	20,800	[b]	723,632
Ameren	26,050	[a]	1,322,298
American Electric Power	50,190		1,873,091
AT & T	497,844		12,919,052
BellSouth	233,100	[a]	6,706,287
CenturyTel	16,700		556,110
Cinergy	25,450		1,105,802
Citizens Communications	42,700	[a]	523,929
CMS Energy	28,050	[b]	405,883
Consolidated Edison	31,200		1,466,712
Constellation Energy Group	22,750		1,325,642
Dominion Resources/VA	44,234		3,340,994
DTE Energy	22,700	[a]	957,940
Duke Energy	118,222		3,351,594
Dynegy, Cl. A	38,550	[b]	212,025
Edison International	41,500		1,818,530
Entergy	26,450		1,838,540
Exelon	85,074		4,884,949
FirstEnergy	42,031	[a]	2,105,753
FPL Group	50,300		2,102,037
PG & E	43,700		1,630,447
Pinnacle West Capital	12,600		536,886
PPL	48,400		1,458,292
Progress Energy	32,024		1,396,887
Public Service Enterprise Group	31,950		2,224,359
Qwest Communications International	196,774	[a,b]	1,184,579
Southern	94,550	[a]	3,290,340
TECO Energy	26,500		452,620
TXU	61,540		3,116,386
Verizon Communications	372,292		11,786,765
Xcel Energy	51,380	[a]	997,800
			79,033,889
Total Common Stocks
(cost $1,062,409,506)			1,473,806,938

	Principal
Short-Term Investments--1.2%	Amount ($)		Value ($)

U.S. Treasury Bills--.2%
3.90%, 2/23/2006	1,000,000	[c]	997,510
3.96%, 3/2/2006	1,500,000	[c]	1,494,915
			2,492,425

Total Short-Term Investments
(cost $18,362,892)				18,362,425

Investment of Cash Collateral
for Securities Loaned--2.1%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $31,015,022)			31,015,022 [d]	31,015,022

Total Investments (cost $1,111,787,420)			102.1%	1,523,184,385

Liabilities, Less Cash and Receivables			(2.1%)	(32,043,877)

Net Assets			100.0%	1,491,140,508

[a] All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund's securities on loan is $29,722,178 and the total market value of the collateral held by the fund is $31,015,022.
[b] Non-income producing .
[c] Partially held by the broker in a segregated account as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long
Standard & Poor's 500	58	18,612,200	March 2006	49,813

DREYFUS U.S. TREASURY RESERVES
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills--41.6%	Purchase (%)	Amount ($)	Value ($)

3/9/2006	3.89	15,000,000	14,942,100
4/20/2006	4.04	40,000,000	39,655,067
Total U.S. Treasury Bills
(cost $54,597,167)			54,597,167

Repurchase Agreements--58.7%

Citigroup Global Market Holdings Inc.
dated 1/31/2006, due 2/1/2006 in the amount
of $25,002,986 (fully collateralized by
$25,697,000 U.S. Treasury Notes,
4.25%, due 1/15/2011, value $25,500,255)	4.30	25,000,000	25,000,000

Goldman, Sachs & Co.
dated 1/31/2006, due 2/1/2006 in the amount
of $20,002,333 (fully collateralized by
$20,445,000 U.S. Treasury Notes,
3.625%, due 4/30/2007, value $20,400,076)	4.20	20,000,000	20,000,000

Greenwich Capital Markets Inc.
dated 1/31/2006, due 2/1/2006 in the amount
of $32,003,884 (fully collateralized by
$58,120,000 U.S. Treasury Strips,
due 5/15/2018, value $32,642,518)	4.37	32,000,000	32,000,000
Total Repurchase Agreements
(cost $77,000,000)			77,000,000

Total Investments (cost $131,597,167)		100.3%	131,597,167

Liabilities, Less Cash and Receivables		(.3%)	(459,451)

Net Assets		100.0%	131,137,716

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER BALANCED FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--63.3%	Shares	Value ($)

Basic Industries--2.0%
Air Products & Chemicals	27,500	1,696,475
E I Du Pont de Nemours & Co.	34,800	1,362,420
		3,058,895

Beverages & Tobacco--1.7%
Altria Group	35,700	2,582,538

Capital Goods--5.4%
Danaher	32,100	1,818,144
Emerson Electric	19,900	1,541,255
General Electric	118,700	3,887,425
Textron	13,900	1,173,994
		8,420,818

Consumer-Non-Durables--2.4%
PepsiCo	27,500	1,572,450
Procter & Gamble	34,800	2,061,204
		3,633,654

Consumer Services--6.0%
Advance Auto Parts	37,600 [a]	1,638,232
CVS	61,100	1,696,136
Hilton Hotels	63,900	1,593,027
Home Depot	34,900	1,415,195
News, Cl. A	65,300	1,029,128
Target	34,700	1,899,825
		9,271,543

Energy--8.4%
Anadarko Petroleum	12,000	1,293,840
Chesapeake Energy	27,900	977,616
Chevron	44,300	2,630,534
ConocoPhillips	18,600	1,203,420
Exxon Mobil	76,800	4,819,200
Grant Prideco	20,600 [a]	1,031,854
Weatherford International	24,700 [a]	1,106,066
		13,062,530

Financial Services--12.8%
Affiliated Managers Group	14,800 [a]	1,373,440
Axis Capital Holdings	62,700	1,874,730
Bank of America	74,700	3,303,981
Capital One Financial	27,800	2,315,740
Countrywide Financial	60,400	2,019,776
JPMorgan Chase & Co.	79,000	3,140,250
Merrill Lynch & Co.	36,800	2,762,576
Wachovia	53,500	2,933,405
		19,723,898

Health Care--8.5%
Abbott Laboratories	35,900	1,549,085

Alcon	13,300	1,701,336
Caremark Rx	13,900 [a]	685,270
Fisher Scientific International	8,800 [a]	588,456
Genzyme	24,600 [a]	1,745,124
Medtronic	26,600	1,502,102
Novartis, ADR	32,900	1,814,764
WellPoint	20,900 [a]	1,605,120
Wyeth	41,200	1,905,500
		13,096,757

Technology--10.4%
Apple Computer	7,100 [a]	536,121
Cisco Systems	60,700 [a]	1,127,199
Dell	39,800 [a]	1,166,538
Electronic Arts	15,200 [a]	829,616
EMC/Massachusetts	92,100 [a]	1,234,140
Google, Cl. A	1,113 [a]	482,207
International Business Machines	12,900	1,048,770
Microchip Technology	31,500	1,181,565
Microsoft	108,300	3,048,645
Motorola	75,900	1,723,689
National Semiconductor	30,200	851,942
Qualcomm	27,500	1,318,900
Texas Instruments	36,100	1,055,203
Yahoo!	16,200 [a]	556,308
		16,160,843

Transportation--2.7%
Burlington Northern Santa Fe	32,600	2,611,912
Carnival	31,500	1,630,440
		4,242,352

Utilities--3.0%
AT & T	50,200	1,302,690
PG & E	12,800	477,568
Sempra Energy	18,900	908,145
Southern	31,500	1,096,200
Verizon Communications	26,000	823,160
		4,607,763
Total Common Stocks
(cost $85,242,279)		97,861,591

	Principal
Bonds and Notes--35.7%	Amount ($)	Value ($)

Asset-Backed Certificates--3.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6, 5.14%, 1/25/2034	175,000	173,667
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B, 4.64%, 4/15/2010	195,000	192,876
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 3/15/2020	162,360	170,185
Residential Asset Mortgage Products,
Ser. 2003-RS8, Cl. AI4, 4.223%, 10/25/2008	1,600,000	1,593,458
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 8/25/2035	1,081,000	1,071,721
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3, 5.825%, 5/25/2035	75,000	74,631
WFS Financial Owner Trust:

Ser. 2003-3, Cl. A4, 3.25%, 5/20/2011	1,600,000		1,574,356
Ser. 2005-2, Cl. B, 4.57%, 11/19/2012	105,000		103,903
			4,954,797

Banking--1.7%
Chevy Chase Bank FSB,
Sub. Notes, 6.875%, 12/1/2013	105,000		108,675
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 12/1/2049	200,000	[b,c]	194,687
Credit Suisse First Boston USA,
Notes, 5.125%, 8/15/2015	135,000		132,628
Export-Import Bank of Korea,
Sr. Notes, 4.50%, 8/12/2009	175,000		171,958
JPMorgan Chase & Co.,
Sub. Notes, 5.125% 9/15/2014	260,000	[d]	255,372
Mizuho JGB Investment,
Bonds, Ser. A, 9.87%, 12/29/2049	115,000	[b,c]	126,557
Northern Rock,
Sub. Notes, 5.60%, 4/29/2049	190,000	[b,c]	189,701
Rabobank Capital Funding II,
Bonds, 5.26%, 12/29/49	490,000	[b,c]	482,130
Resona Bank,
Notes, 5.85%, 9/29/2049	130,000	[b,c]	129,467
Sovereign Bancorp,
Sr. Notes, 4.80%, 9/1/2010	140,000	[b]	136,799
Sumitomo Mitsui Banking,
Notes, 5.625%, 7/29/2049	100,000	[b,c]	99,417
Washington Mutual,
Sub. Notes, 4.625%, 4/1/2014	355,000		331,703
Wells Fargo & Co.,
Sub. Notes, 6.375%, 8/1/2011	95,000	[d]	100,651
Zions Bancorporation,
Sub. Notes, 6%, 9/15/2015	140,000		145,333
			2,605,078

Collateralized Mortgage Obligations--1.4~~%~~
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7, 5.249%, 8/25/2035	270,000		267,033
First Horizon Alternative Mortgage Securities,
Ser. 2004-FA1, Cl. A1, 6.25%, 10/25/2034	1,358,024		1,370,009
Nomura Asset Acceptance:
Ser. 2005-WF1, Cl. 2A5, 5.159%, 3/25/2035	150,000		147,267
Ser. 2005-AP2, Cl. A5, 4.976%, 5/25/2035	125,000		121,700
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.678%, 4/25/2035	200,000		195,125
			2,101,134

Commercial Mortgage Pass-Through Certificates--.7%
Banc of America Commercial Mortgage,
Ser. 2005-2, Cl. A2, 4.247%, 7/10/2043	250,000		246,309
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2/15/2017	275,000	[b]	288,213
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 6/15/2035	70,000	[b]	68,053
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2005-LDP5, Cl. A2, 5.198%, 12/15/2044	200,000		200,280
Merrill Lynch Mortgage Trust:
Ser. 2005-CIP1, Cl. A2, 4.96%, 7/12/2038	145,000		143,777

Ser. 2005-CKI1, Cl. A2, 5.224%, 11/12/2037	45,000	45,232
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2, 5.09%, 10/12/2052	150,000	149,643
		1,141,507

Finance--3.4%
ACE Capital Trust II,
Gtd. Bonds, 9.70%, 4/1/2030	75,000	103,328
Aegon Funding,
Gtd. Notes, 5.75%, 12/15/2020	140,000	140,947
Amvescap,
Gtd. Notes, 5.375%, 2/27/2013	180,000	176,074
AON Capital Trust A,
Gtd. Notes, 8.205%, 1/1/2027	85,000	100,011
Archstone-Smith Operating Trust,
Sr. Unscd. Notes, 5.25%, 5/1/2015	150,000	147,625
Arden Realty,
Notes, 5.25%, 3/1/2015	125,000	124,976
Assurant,
Sr. Notes, 6.75%, 2/15/2034	125,000	135,047
Bear Stearns Cos.,
Notes, 4.50%, 10/28/2010	100,000	97,490
Boston Properties,
Sr. Notes, 5%, 6/1/2015	135,000	129,405
CIT Group,
Sr. Notes, 4.75%, 8/15/2008	135,000	134,266
Commercial Net Lease Realty,
Sr. Unscd. Notes, 6.15%, 12/15/2015	50,000	50,373
Countrywide Home Loans,
Gtd. Notes, Ser. L, 4%, 3/22/2011	80,000	75,111
Duke Realty,
Sr. Notes, 5.875%, 8/15/2012	440,000	451,623
EOP Operating,
Sr. Notes, 7%, 7/15/2011	195,000	208,501
ERP Operating:
Notes:
5.25%, 9/15/2014	40,000	39,626
5.125%, 3/15/2016	80,000	77,908
Sr. Notes, 5.375%, 8/1/2016	30,000	29,738
Federal Realty Investment Trust,
Sr. Unscd. Bonds, 5.65%, 6/1/2016	75,000	74,829
Goldman Sachs Group,
Notes, 4.50%, 6/15/2010	140,000	136,582
Healthcare Realty Trust,
Sr. Notes, 5.125%, 4/1/2014	155,000	146,784
HSBC Finance Capital Trust IX,
Notes, 5.911%, 11/30/2035	410,000 [c]	411,688
ING Groep,
Bonds, 5.775%, 12/29/2049	110,000 [c]	110,743
International Lease Finance,
Notes, 4.75%, 1/13/2012	205,000	198,873
Jefferies Group,
Sr. Notes, 5.50%, 3/15/2016	210,000	204,217
John Deere Capital,
Sr. Notes, Ser. D, 4.40%, 7/15/2009	90,000	88,145
Mack-Cali Realty:
Bonds, 5.80%, 1/15/2016	110,000	110,347
Notes, 5.25%, 1/15/2012	100,000	98,979

Unscd. Notes, 5.05%, 4/15/2010	70,000	68,994
MBNA,
Notes, 6.125%, 3/1/2013	220,000	231,579
Metlife,
Sr. Unscd. Notes, 5%, 6/15/2015	310,000	303,519
Morgan Stanley,
Sub. Notes, 4.75%, 4/1/2014	155,000	147,739
Nuveen Investments,
Sr. Notes, 5%, 9/15/2010	80,000	78,471
Phoenix Cos.,
Sr. Unscd. Notes, 6.675%, 2/16/2008	55,000	55,407
Regency Centers,
Gtd. Notes, 5.25%, 8/1/2015	45,000	43,852
Residential Capital:
Gtd. Notes, 6.125%, 11/21/2008	45,000	45,488
Sr. Unscd. Notes, 6.375%, 6/30/2010	310,000	318,075
Simon Property Group,
Notes, 4.875%, 8/15/2010	175,000	172,579
		5,268,939

Foreign Governnment--.5%
Banco Nacional de Desenvolvimento Economico e Social,
Unsub. Notes, 5.727%, 6/16/2008	215,000 [c]	215,000
Republic of Argentina,
Bonds, 4.005%, 8/3/2012	180,000 [c]	143,640
Republic of South Africa,
Notes, 9.125%, 5/19/2009	230,000	257,600
United Mexican States,
Notes, 6.625%, 3/3/2015	130,000 [d]	140,725
		756,965

Industrial--6.2%
Altria Group,
Notes, 7%, 11/4/2013	270,000	293,872
Amerada Hess,
Notes:
6.65%, 8/15/2011	70,000	74,871
7.30%, 8/15/2031	115,000	134,154
American Standard,
Gtd. Notes:
7.375%, 2/1/2008	85,000	88,288
7.625%, 2/15/2010	120,000	128,505
Aramark Services,
Notes, 5%, 6/1/2012	230,000	221,706
AT&T,
Notes, 5.625%, 6/15/2016	105,000	104,837
Boeing Capital,
Sr. Notes, 7.375%, 9/27/2010	160,000	175,501
Bombardier,
Notes, 6.30%, 5/1/2014	235,000 [b]	212,087
British Sky Broadcasting,
Gtd. Notes, 6.875%, 2/23/2009	320,000	334,133
Celulosa Arauco y Constitucion,
Notes:
5.125%, 7/9/2013	115,000	110,636
5.625%, 4/20/2015	45,000	44,317
Comcast,
Gtd. Notes, 5.50%, 3/15/2011	200,000	200,525

Coventry Health Care,
Sr. Notes, 5.875%, 1/15/2012	145,000	146,450
Crown Americas Capital,
Sr. Notes:
7.625%, 11/15/2013	90,000 [b]	93,600
7.75%, 11/15/2015	50,000 [b]	52,125
DaimlerChrysler NA Holding:
Gtd. Notes, 8.50%, 1/18/2031	60,000	72,962
Notes, 4.875%, 6/15/2010	50,000	48,751
Darden Restaurants,
Sr. Unscd. Notes, 6%, 8/15/2035	100,000	93,282
Deutsche Telekom International Finance,
Gtd. Bonds, 8.75%, 6/15/2030	210,000 [c]	262,762
Enterprise Products Operating,
Sr. Notes, Ser. B, 6.65%, 10/15/2034	225,000	232,772
Erac USA Finance:
Bonds, 5.60%, 5/1/2015	90,000 [b]	89,691
Notes, 7.95%, 12/15/2009	50,000 [b]	54,635
Falconbridge:
Bonds, 5.375%, 6/1/2015	20,000	19,248
Notes, 6%, 10/15/2015	55,000	55,461
FirstEnergy,
Notes, Ser. B, 6.45%, 11/15/2011	85,000	89,465
Freescale Semiconductor,
Sr. Notes, 6.875%, 7/15/2011	45,000	47,250
Georgia-Pacific,
Sr. Notes, 8%, 1/15/2024	130,000	127,400
Glencore Funding,
Gtd. Notes, 6%, 4/15/2014	225,000 [b]	213,809
Harrah's Operating,
Gtd. Notes, 8%, 2/1/2011	110,000	121,540
HJ Heinz,
Notes, 6.428%, 12/1/2020	60,000 [b]	61,790
ICI Wilmington,
Gtd. Notes, 5.625%, 12/1/2013	190,000	187,856
International Steel Group,
Sr. Notes, 6.50%, 4/15/2014	20,000	20,500
Ispat Inland,
Scd. Notes, 9.75%, 4/1/2014	45,000	51,975
Johnson Controls,
Sr. Notes, 5.25%, 1/15/2011	30,000	29,941
L-3 Communications:
Gtd. Notes, 7.625%, 6/15/2012	120,000	126,300
Sr. Sub. Notes, Ser. B, 6.375%, 10/15/2015	30,000	30,000
Lubrizol:
Debs., 6.50%, 10/1/2034	200,000	206,743
Sr. Notes, 4.625%, 10/1/2009	145,000	141,999
May Department Stores,
Notes, 6.65%, 7/15/2024	165,000	172,437
Medco Health Solutions,
Sr. Notes, 7.25%, 8/15/2013	50,000	54,676
MGM Mirage,
Gtd. Notes, 6%, 10/1/2009	65,000	65,000
Mohawk Industries,
Sr. Notes, 5.75%, 1/15/2011	105,000	105,512
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2/15/2013	110,000	109,587
New Cingular Wireless Services,

Sr. Notes, 8.75%, 3/1/2031	75,000	98,572
News America Holdings,
Debs., 7.70%, 10/30/2025	130,000	147,227
Nextel Communications,
Sr. Notes, Ser. F, 5.95%, 3/15/2014	85,000	85,712
Northrop Grumman,
Gtd. Notes, 7.125%, 2/15/2011	75,000	81,379
Pemex Project Funding Master Trust
Gtd. Notes, 5.75%, 12/15/2015	100,000 [b]	98,975
Quest Diagnostics,
Gtd. Notes, 5.125%, 11/1/2010	55,000 [b]	54,904
RR Donnelley & Sons,
Notes, 4.95%, 4/1/2014	200,000	185,795
Raytheon,
Sr. Notes, 5.50%, 11/15/2012	65,000	66,018
Republic Services,
Notes, 6.086%, 3/15/2035	250,000	255,182
RPM International:
Bonds, 6.25%, 12/15/2013	140,000	140,547
Sr. Notes, 4.45%, 10/15/2009	110,000	105,715
Ryder System,
Notes, 5%, 6/15/2012	90,000	85,159
Safeway,
Sr. Unscd. Debs, 7.25%, 2/1/2031	110,000	119,050
Sappi Papier Holding,
Gtd. Notes, 6.75%, 6/15/2012	100,000 [b]	93,826
Sealed Air,
Notes, 5.625%, 7/15/2013	100,000 [b]	98,920
Southern Copper,
Sr. Notes, 7.50%, 7/27/2035	110,000	110,455
Sprint Capital,
Gtd. Notes, 8.75%, 3/15/2032	265,000	347,586
Stater Brothers Holdings,
Sr. Notes, 8.125%, 6/15/2012	65,000	65,000
Station Casinos,
Sr. Notes, 6%, 4/1/2012	130,000	130,650
Teck Cominco,
Notes, 7%, 9/15/2012	150,000	162,292
Telecom Italia Capital,
Notes, 4.875%, 10/1/2010	120,000	117,238
Temple-Inland,
Bonds, 6.625%, 1/15/2018	90,000 [d]	92,586
Teva Pharmaceutical Finance,
Bonds, 6.15%, 2/1/2036	85,000	85,687
Time Warner,
Gtd. Notes, 6.75%, 4/15/2011	145,000	152,224
Union Pacific,
Notes, 3.875%, 2/15/2009	200,000	192,635
Univision Communications,
Gtd. Notes, 7.85%, 7/15/2011	160,000	176,048
Verizon Global Funding,
Notes, 7.75%, 6/15/2032	75,000	87,582
Waste Management:
Gtd. Notes, 6.875%, 5/15/2009	75,000	78,764
Sr. Notes, 7%, 7/15/2028	175,000	194,916
WellPoint,
Unscd. Notes, 5%, 1/15/2011	70,000	69,558
Westvaco,

Unscd. Debs., 7.95%, 2/15/2031	85,000	95,951
Weyerhaeuser,
Debs., 7.375%, 3/15/2032	70,000	77,490
Wyeth,
Notes, 6.95%, 3/15/2011	95,000 [c]	102,335
XTO Energy,
Sr. Notes, 7.50%, 4/15/2012	155,000	172,880
		9,537,809

Utilities--.5%
Appalachian Power,
Bonds, Ser. H, 5.95%, 5/15/2033	75,000	73,986
Consumers Energy,
First Mortgage, 5%, 2/15/2012	235,000	228,690
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E, 7.195%, 9/15/2014	185,000	204,218
Mirant North America,
Sr. Notes, 7.375%, 12/31/2013	58,000 [b]	59,305
Nevada Power,
Mortgage Notes, 5.95%, 3/15/2016	20,000 [b]	20,025
Nisource Finance,
Gtd. Notes, 5.25%, 9/15/2017	100,000	96,496
Oneok,
Notes, 5.20%, 6/15/2015	65,000	63,611
Sierra Pacific Power,
Mortgage Notes, 6.25%, 4/15/2012	60,000	61,500
		807,831

U.S. Government & Agencies--8.3%
Government National Mortgage Association:
Ser. 2005-87, Cl. A, 4.449%, 3/16/2025	149,284	146,594
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	165,947	161,294
Ser. 2006-3, Cl. A, 4.212%, 1/16/2028	275,000	268,415
Ser. 2005-90, Cl. A, 3.76%, 9/16/2028	224,565	216,363
Ser. 2004-39, Cl. LC, 5.50%, 12/20/2029	390,000	392,442
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	200,000	195,896
U.S. Treasury:
Bonds:
5.25%, 11/15/2028	1,795,000	1,924,635
6.25%, 5/15/2030	565,000	689,187
Notes:
1.50%, 3/31/2006	50,000 [e]	49,781
3.625%, 4/30/2007	3,152,000	3,116,761
3.50%, 2/15/2010	5,635,000	5,427,874
4.75%, 5/15/2014	294,000	298,157
		12,887,399

U.S. Government Agencies/Mortgage-Backed--9.8%
Federal Home Loan Mortgage Corp.,
3.50%, 9/1/2010	55,682	53,037
Federal National Mortgage Association:
4%, 5/1/2010	329,079	318,690
4.50%, 2/1/2021	2,890,000 [f]	2,805,092
5%, 12/1/2017-2/1/2034	8,300,000 [f]	8,074,853
5.50%, 2/1/2021-9/1/2034	788,260 [f]	790,227
6%, 2/1/2017	950,000 [f]	970,776
Government National Mortgage Association I:
3.70%, 12/16/2035	35,000	34,300

4.045%, 5/16/2021	200,000	195,281
5.50%, 4/15/2033-4/15/2034	1,957,320	1,968,283
		15,210,539
Total Bonds and Notes
(cost $56,051,734)		55,271,998

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Put Options
U.S. Treasury Notes,
4.25%, 8/15/2015, February 2006 @ 97.171875	565,000	554
(cost $7,063)

Other Investment--9.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,293,000)	14,293,000 [g]	14,293,000

Investment of Cash Collateral
for Securities Loaned--.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $563,100)	563,100 [g]	563,100

Total Investments (cost $156,157,176)	108.6%	167,990,243

Liabilities, Less Cash and Receivables	(8.6%)	(13,307,509)

Net Assets	100.0%	154,682,734

ADR - American Depository Receipts.
[a] Non-income producing.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At
January 31, 2006, these securities amounted to $2,918,716 or 1.9% of net assets.
[c] Variable rate security - interest rate subject to periodic change.
[d] All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund's securities on loan is $536,360 and the total market value of the collateral held by the fund is $563,100.
[e] Partially held by the broker in a segregated account as collateral for open financial futures positions.
[f] Purchased on a forward commitment basis.
[g] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long
U.S. Treasury 2 year Note	10	2,048,438	March 2006	(3,639)
U.S. Treasury 5 year Note	46	4,863,781	March 2006	(21,059)
Financial Futures Short
U.S. Treasury 10 year Note	22	(2,385,625)	March 2006	5,057
U.S. Treasury 30 year Bond	17	(1,918,344)	March 2006	(516)

		(20,157)

STATEMENT OF OPTIONS WRITTEN
January 31, 2006 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Put Options
U.S. Treasury Notes,
4.25%, 8/15/2015, February 2006 @ 95.609375	1,130,000	(5)
(premiums received $7,063)

DREYFUS PREMIER LIMITED TERM INCOME FUND

Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Bonds and Notes - 128.8%	Amount ($)		Value ($)

Aerospace & Defense - .5%
Raytheon,
Sr. Notes, 5.375%, 2013	230,000		231,136

Agriculture - .7%
Altria,
Notes, 7%, 2013	280,000		304,756

Asset-Backed Ctfs./Automobile Receivables - 4.6%
Ford Credit Auto Owner Trust:
Ser. 2004-A, Cl. C, 4.19%, 2009	100,000		98,521
Ser. 2005-B, Cl. B, 4.64%, 2010	225,000		222,549
Honda Auto Receivables Owner Trust,
Ser. 2003-2, Cl. A3, 1.69%, 2007	6,556		6,546
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. B, 3.46%, 2011	80,000		77,909
National City Auto Receivables Trust,
Ser. 2004-A, Cl. A3, 2.11%, 2008	97,338		96,109
Nissan Auto Receivables Owner Trust:
Ser. 2003-C, Cl. A4, 2.7%, 2007	320,000		317,179
Ser. 2006-A, Cl. A1, 4.663%, 2007	160,000		159,963
USAA Auto Owner Trust:
Ser. 2004-1, Cl. A3, 2.06%, 2008	407,500		403,217
Ser. 2004-2, Cl. A4, 3.58%, 2011	255,000		249,913
Volkswagen Auto Loan Enhanced Trust,
Ser. 2003-1, Cl. A3, 1.49%, 2007	32,788		32,661
WFS Financial Owner Trust:
Ser. 2004-3, Cl. B, 3.51%, 2012	96,190		94,148
Ser. 2004-4, Cl. C, 3.21%, 2012	154,741		151,614
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A4, 2.58%, 2010	180,000		176,985
			2,087,314

Asset-Backed Ctfs./Credit Cards - .6%
Capital One Multi-Asset Execution Trust,
Ser. 2004-C1, Cl. C1, 3.4%, 2009	250,000		246,099

Asset-Backed Ctfs./Home Equity Loans - 4.9%
ACE Securities:
Ser. 2005-HE1, Cl. A2A, 4.65%, 2035	181,389	a	181,529
Ser. 2005-HE2, Cl. A2A, 4.62%, 2035	136,734	a	136,832
Accredited Mortgage Loan Trust,
Ser. 2005-1 Cl. A2A, 4.63%, 2035	136,119	a	136,214
Ameriquest Mortgage Securities:
Ser. 2003-8, Cl. AF3, 4.37%, 2033	39,576		39,458
Ser. 2003-11, Cl. AF6, 5.14%, 2034	55,000		54,581
Bayview Financial Acquisition Trust,
Ser. 2005-B, Cl. 1A6, 5.208%, 2039	145,000		140,967

Bear Stearns Asset-Backed Securities:
Ser. 2005-HE2, Cl. 1A1, 4.64%, 2035	146,706	a	146,818
Ser. 2005-HE3, Cl. 1A1, 4.61%, 2035	170,021	a	170,149
CS First Boston Mortgage Securities,
Ser. 2005-FIX1, Cl. A5, 4.9%, 2035	290,000		279,385
Centex Home Equity,
Ser. 2004-2, Cl. A1, 4.7%, 2025	31,574	a	31,595
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 4.63%, 2035	94,316	a	94,389
Merrill Lynch Mortgage Investors,
Ser. 2005-NC1, Cl. A2A, 4.64%, 2035	17,309	a	17,321
Residential Asset Securities:
Ser. 2002-KS4, Cl. AIIB, 4.78%, 2032	247,036	a	247,394
Ser. 2004-KS10, Cl. AI1, 4.7%, 2013	28,741	a	28,761
Ser. 2005-EMX1, Cl. AI1, 4.63%, 2035	227,299	a	227,488
Ser. 2005-EMX3, Cl. M1, 4.96%, 2035	300,000	a	300,661
			2,233,542

Asset-Backed Ctfs./Manufactured Housing - .6%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	162,360		170,185
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2, 5.25%, 2018	120,000		119,997
			290,182

Asset-Backed Ctfs./Other - 4.2%
Ameriquest Mortgage Securities,
Ser. 2005-R1, Cl. A3A, 4.63%, 2035	20,158	a	20,172
Countrywide Asset-Backed Certificates,
Ser. 2005-2, Cl. 2A1, 4.62%, 2035	145,368	a	145,377
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB8, Cl. AF5, 5.653%, 2035	140,000		139,244
Ser. 2006-CB1, Cl. AF1, 5.457%, 2036	150,000		150,000
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC1, Cl. A2A, 4.63%, 2035	60,455	a	60,497
Morgan Stanley ABS Capital I,
Ser. 2005-WMC2, Cl. A2A, 4.61%, 2035	140,512	a	140,611
Ownit Mortgage Loan Asset-Backed Certificates,
Ser. 2006-1, Cl. AF1, 5.424%, 2036	230,000		229,999
Park Place Securities,
Ser. 2005-WHQ1, Cl. A3A, 4.64%, 2035	54,063	a	54,101
Residential Asset Mortgage Products:
Ser. 2003-RS9, Cl. MI1, 5.8%, 2033	105,000		104,520
Ser. 2004-RS8, Cl. AI2, 3.81%, 2026	78,248		77,990
Ser. 2004-RS9, Cl. AI2, 3.675%, 2026	78,876		78,508
Ser. 2004-RS12, Cl. AII1, 4.66%, 2027	83,692	a	83,764
Ser. 2005-EFC6, Cl. 1A1, 4.62%, 2035	299,396	a	299,598
Ser. 2005-RS2, Cl. AII1, 4.64%, 2035	183,839	a	184,003
Specialty Underwriting & Residential Finance:
Ser. 2004-BC4, Cl. A2A, 4.68%, 2035	72,955	a	73,008
Ser. 2005-BC1, Cl. A1A, 4.64%, 2035	69,234	a	69,284
			1,910,676

Automotive - .6%
DaimlerChrysler:
Notes, 4.875%, 2010	65,000		63,376
Notes, 7.3%, 2012	110,000		118,466
Johnson Controls,

Sr. Notes, 5.25%, 2011	75,000		74,853
			256,695

Banking - 5.0%
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	395,000	a,b	384,506
Crestar Capital Trust I,
Capital Securities, 8.16%, 2026	120,000		127,257
NB Capital Trust IV,
Capital Securities, 8.25%, 2027	110,000		117,438
Nordea Bank,
Bonds, 5.424%, 2049	130,000	a,b	127,875
Popular,
Notes, Ser. F, 4.83%, 2007	215,000	a	215,066
Resona Bank,
Notes, 5.85%, 2049	250,000	a,b	248,975
Sovereign Bancorp:
Sr. Notes, 4.69%, 2009	35,000	a,b	35,038
Sr. Notes, 4.8%, 2010	145,000	b	141,684
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	265,000	a,b	263,456
Washington Mutual,
Sub. Notes, 4.625%, 2014	315,000		294,328
Wells Fargo Capital:
Capital Securities, Ser. B, 7.95%, 2026	60,000	b	63,423
Capital Securities, Ser. I, 7.96%, 2026	115,000		121,664
Zions Bancorp,
Sub. Notes, 6%, 2015	100,000		103,810
			2,244,520

Chemicals - .1%
Lubrizol,
Sr. Notes, 4.625%, 2009	50,000		48,965

Commercial Mortgage Pass-Through Ctfs. - 8.0%
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5, 5.18%, 2036	99,581	a,b	99,581
Bear Stearns Commercial Mortgage Securities:
Ser. 1999-WF2, Cl. A1, 6.8%, 2031	40,395		40,955
Ser. 2003-T12, Cl. A4, 4.68%, 2039	200,000		193,000
Ser. 2004-PWR5, Cl. A3, 4.565%, 2042	110,000		106,874
Ser. 2005-T18, Cl. A2, 4.556%, 2042	85,000		83,332
CS First Boston Mortgage Securities,
Ser. 2001-CF2, Cl. A4, 6.505%, 2034	200,000		210,814
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	175,000	b	183,408
Capco America Securitization,
Ser. 1998-D7, Cl. A1B, 6.26%, 2030	700,000		719,295
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	65,000	b	63,192
DLJ Commercial Mortgage:
Ser. 1998-CF2, Cl. A1B, 6.24%, 2031	270,000		277,564
Ser. 1999-CG1, Cl. A1B, 6.46%, 2032	370,000		383,738
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
Ser. 1998-C2, Cl. A2, 6.56%, 2035	267,365		274,381
J.P. Morgan Commercial Mortgage Finance,
Ser. 2000-C10, Cl. A2, 7.371%, 2032	290,000		310,949
LB Commercial Conduit Mortgage Trust,

Ser. 1999-C1, Cl. B, 6.93%, 2031	150,000		158,350
Mach One Trust Commercial Mortgage-Backed,
Ser. 2004-1A, Cl. A1, 3.89%, 2040	201,691	b	196,863
Morgan Stanley Capital I:
Ser. 1998-WFI, Cl. A2, 6.55%, 2030	276,427		282,154
Ser. 2006-T21, Cl. A2, 5.09%, 2052	45,000		44,893
			3,629,343

Commercial Services - 1.0%
Aramark Services:
Notes, 5%, 2012	105,000		101,214
Sr. Notes, 6.375%, 2008	135,000		138,533
Erac USA Finance,
Notes, 7.35%, 2008	110,000	b	115,037
R.R. Donnelley & Sons,
Notes, 4.95%, 2014	125,000		116,122
			470,906

Diversified Financial Services - 10.0%
Amvescap:
Notes, 4.5%, 2009	120,000		117,317
Notes, 5.375%, 2014	150,000		146,037
Sr. Notes, 5.9%, 2007	130,000		130,950
Bear Stearns Cos.,
Notes, 5.3%, 2015	120,000		119,068
Boeing Capital,
Sr. Notes, 7.375%, 2010	175,000		191,954
CIT,
Bonds, 4.81%, 2009	230,000	a	230,121
Fondo LatinoAmericano De Reservas,
Notes, 3%, 2006	145,000	b	143,607
General Electric Capital,
Notes, Ser. A, 6.125%, 2011	295,000		308,941
Glencore Funding,
Notes, 6%, 2014	180,000	b	171,048
Goldman Sachs,
Sr. Notes, 5%, 2011	160,000		159,075
HSBC Finance,
Notes, 6.75%, 2011	265,000		283,121
HSBC Finance Capital Trust IX,
Sr. Notes, 5.911%, 2035	100,000	a	100,412
International Lease Finance,
Notes, 4.75%, 2012	145,000		140,666
J.P. Morgan Chase & Co.,
Sub. Notes, 5.15%, 2015	370,000		362,764
Jefferies,
Sr. Notes, 7.75%, 2012	250,000		278,058
John Deere Capital,
Notes, Ser. D, 4.875%, 2010	290,000		287,810
MBNA,
Notes, 6.125%, 2013	375,000		394,736
Merrill Lynch & Co.,
Notes, Ser. C, 4.79%, 2010	140,000		137,938
Mizuho JGB Investment,
Bonds, Ser. A, 9.87%, 2049	105,000	a,b	115,552
Pemex Finance,
Bonds, Ser. 1999-2, Cl. A1, 9.69%, 2009	75,000		80,956
Residential Capital:

Sr. Notes, 5.67%, 2008	320,000	a	323,123
Sr. Notes, 6.375%, 2010	210,000		215,470
Tokai Preferred Capital,
Bonds, Ser. A, 9.98%, 2049	105,000	a,b	115,735
			4,554,459

Drugs & Pharmaceuticals - .3%
Teva Pharmaceutical Finance,
Bonds, 6.15% 2036	115,000		115,929

Entertainment/Leisure - .3%
Carnival,
Sr. Notes, 3.75%, 2007	140,000		136,911

Environmental Control - .4%
Oakmont Asset Trust,
Notes, 4.514%, 2008	155,000	b	151,276
Republic Services,
Notes, 6.086%, 2035	35,000		35,726
			187,002

Food & Beverages - .6%
H.J. Heinz,
Notes, 6.428%, 2008	150,000	b	154,474
Safeway,
Sr. Notes, 4.95%, 2010	135,000		131,622
			286,096

Health Care - .3%
Quest Diagnostics,
Sr. Notes, 5.125%, 2010	70,000	b	69,878
WellPoint,
Notes, 5%, 2011	75,000		74,527
			144,405
Industrial - .2%
Tyco International,
Notes, 6.875%, 2029	100,000		110,225

Insurance - 1.8%
AON,
Capital Securities, 8.205%, 2027	115,000		135,309
Aegon Funding,
Sr. Notes, 5.75%, 2020	140,000		140,946
American International Group,
Notes, 5.05%, 2015	120,000	b	117,085
Assurant,
Sr. Notes, 6.75%, 2034	35,000		37,813
ING Groep,
Bonds, 5.775%, 2049	90,000	a	90,608
MetLife,
Sr. Notes, 5%, 2015	260,000		254,564
Prudential Financial,
Sr. Notes, 4.104%, 2006	45,000	a	44,718
			821,043

Media - 1.4%
Clear Channel Communications,
Sr. Notes, 7.65%, 2010	175,000		186,412

Comcast Cable Communications,
Sr. Notes, 6.75%, 2011	250,000	263,601
Media General,
Notes, 6.95%, 2006	55,000	55,344
Univision Communications,
Sr. Notes, 2.875%, 2006	135,000	132,983
		638,340

Mining & Metals - .6%
BHP Billiton Finance USA,
Notes, 5%, 2010	120,000	119,603
Falconbridge:
Bonds, 5.375%, 2015	25,000	24,060
Notes, 6%, 2015	105,000	105,880
		249,543

Oil & Gas - .5%
ONEOK,
Notes, 5.2%, 2015	135,000	132,115
Pemex Project Funding Master Trust,
Notes, 5.75%, 2015	100,000 b	98,975
		231,090
Paper & Forest Products - .8%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	115,000	113,254
International Paper,
Notes, 5.85%, 2012	65,000 a	65,723
Temple-Inland,
Bonds, 6.625%, 2018	120,000 c	123,448
Weyerhaeuser,
Notes, 6.75%, 2012	60,000	63,434
		365,859

Pipelines - .6%
Buckeye Partners,
Notes, 5.3%, 2014	145,000	142,954
Enbridge Energy Partners,
Sr. Notes, 6.3%, 2034	130,000	129,970
		272,924

Real Estate Investment Trusts - 4.3%
Archstone-Smith Operating Trust,
Sr. Notes, 5.25%, 2015	175,000	172,230
Arden Realty:
Notes, 5.2%, 2011	140,000	141,083
Notes, 5.25%, 2015	25,000	24,995
Boston Properties,
Sr. Notes, 6.25%, 2013	140,000	146,097
Commercial Net Lease Realty,
Sr. Notes, 6.15%, 2015	100,000	100,746
Duke Realty,
Sr. Notes, 5.25%, 2010	300,000	299,528
EOP Operating,
Bonds, 7.875%, 2031	250,000	291,270
ERP Operating,
Notes, 5.125%, 2016	75,000	73,039
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	200,000	189,398

Mack-Cali Realty:
Notes, 5.05%, 2010	100,000		98,563
Notes, 5.25%, 2012	35,000		34,643
Sr. Notes, 5.125%, 2015	70,000		67,658
Regency Centers,
Sr. Notes, 5.25%, 2015	105,000		102,322
Simon Property:
Notes, 4.6%, 2010	50,000		48,782
Notes, 5.625%, 2014	135,000		136,019
			1,926,373

Residential Mortgage Pass-Through Ctfs. - 3.6%
Banc of America Mortgage Securities,
Ser. 2004-F, Cl. 2A7, 4.16%, 2034	299,429	a	292,417
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	115,000		112,442
Nomura Asset Acceptance:
Ser. 2005-AP1, Cl. 2A5, 4.855%, 2035	285,000		280,167
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	190,000		184,985
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	105,000		103,087
Opteum Mortgage Acceptance,
Ser. 2005-1, Cl. A2, 4.67%, 2035	130,215	a	130,274
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 4.63%, 2035	86,654	a	86,696
Washington Mutual:
Ser. 2003-AR10, Cl. A6, 4.066%, 2033	125,000	a	122,085
Ser. 2004-AR7, Cl. A6, 3.946%, 2034	150,000	a	145,169
Ser. 2004-AR9, Cl. A7, 4.177%, 2034	195,000	a	189,422
			1,646,744

Retail - .4%
CVS,
Notes, 4%, 2009	60,000		57,641
Darden Restaurants,
Sr. Notes, 4.875%, 2010	115,000		112,576
			170,217

State Government - .2%
Erie County Tobacco Asset Securitization,
Asset-Backed Ctfs., Ser. E, 6%, 2028	60,000		58,981
Tobacco Settlement Authority of Iowa,
Asset-Backed Ctfs., Ser. A, 6.5%, 2023	50,000		49,871
			108,852

Telecommunications - 2.6%
France Telecom,
Notes, 8%, 2011	90,000	a	99,956
New Cingular Wireless Services,
Sr. Notes, 7.875%, 2011	170,000		190,144
Royal KPN,
Sr. Notes, 8.375%, 2030	190,000		220,925
Sprint Capital,
Notes, 8.75%, 2032	325,000		426,285
Telecom Italia Capital,
Notes, 4.875%, 2010	80,000		78,158
Verizon Wireless Capital,
Notes, 5.375%, 2006	170,000		170,519
			1,185,987

Textiles & Apparel - .3%
Mohawk,
Sr. Notes, 6.125%, 2016	115,000	115,848

Transportation - .4%
FedEx,
Notes, 3.5%, 2009	70,000	66,795
Ryder System,
Notes, 5%, 2012	45,000	42,580
Union Pacific,
Notes, 6.5%, 2012	80,000	85,404
		194,779

U.S. Government- 19.6%
U.S. Treasury Bonds:
5.25%, 11/15/2028	1,810,000	1,940,718
7.25%, 5/15/2016	995,000	1,208,766
U.S. Treasury Notes:
2.875%, 11/30/2006	345,000 c	340,297
3.5%, 2/15/2010	890,000 c	857,286
3.625%, 4/30/2007	2,070,000 c	2,046,857
4.375%, 12/15/2010	2,200,000	2,188,142
5.5%, 5/15/2009	315,000 c	324,696
		8,906,762

U.S. Government Agencies/Mortgage-Backed- 44.1%
Federal Home Loan Mortgage Corp.:
4%, 10/1/2009	79,511	77,672
4.5%, 10/1/2009	130,938	129,506
5%, 6/1/2033	393,604	381,548
6%, 6/1/2012-2/1/2014	41,871	42,682
6.5%, 3/1/2011-9/1/2029	73,972	75,881
7%, 3/1/2012	25,173	25,999
7.5%, 12/1/2025-1/1/2031	55,669	58,491
8%, 10/1/2019-10/1/2030	28,368	30,140
8.5%, 7/1/2030	2,618	2,838
9%, 8/1/2030	4,829	5,330
Federal National Mortgage Association:
4%, 5/1/2010	219,386	212,460
4.5%,	2,975,000 d	2,887,595
4.5%, 6/1/2010-8/1/2018	920,353	897,078
5%,	5,045,000 d	4,922,810
5%, 7/1/2011-10/1/2011	218,687	217,935
5.5%,	4,005,000 d	3,984,371
5.5%, 12/1/2024-1/1/2034	1,066,945	1,061,269
6%,	875,000 d	894,136
6%, 9/1/2013-2/1/2017	193,800	198,122
7%, 7/1/2015-5/1/2031	52,107	54,160
7.5%, 3/1/2012-3/1/2031	59,950	62,886
8%, 5/1/2013-3/1/2031	31,234	33,361
Grantor Trust,
Ser. 2001-T11, Cl. B, 5.503%, 9/25/2011	210,000	215,897
Government National Mortgage Association I:
6%, 1/15/2029	63,626	65,336
6.5%, 9/15/2008-6/15/2029	86,674	90,834
7%, 8/15/2025-9/15/2031	75,333	79,258
7.5%, 12/15/2026-1/15/2031	26,144	27,557

8%, 1/15/2030-10/15/2030	21,665		23,222
8.5%, 4/15/2025-9/15/2030	11,269		12,308
9%, 10/15/2027	11,679		12,814
9.5%, 2/15/2025	7,654		8,475
Ser. 2003-64, Cl. A, 3.089%, 4/16/2024	99,865		97,659
Ser. 2004-9, Cl. A, 3.36%, 8/16/2022	242,539		232,543
Ser. 2004-23, Cl. B, 2.946%, 3/16/2019	250,000		238,145
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023	330,744		318,163
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019	269,141		257,111
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018	343,569		336,488
Ser. 2004-57, Cl. A, 3.022%, 1/16/2019	171,567		164,598
Ser. 2004-67, Cl. A, 3.648%, 9/16/2017	183,797		179,387
Ser. 2004-77, Cl. A, 3.402%, 3/16/2020	246,736		238,078
Ser. 2004-97, Cl. AB, 3.084%, 4/16/2022	249,041		238,433
Ser. 2005-9, Cl. A, 4.026%, 5/16/2022	120,801		117,860
Ser. 2005-12, Cl. A, 4.044%, 5/16/2021	88,028		85,998
Ser. 2005-42, Cl. A, 4.045%, 5/16/2021	275,000		268,512
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	126,631		123,828
Ser. 2005-50, Cl. A, 4.015%, 11/16/2026	118,418		115,397
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023	65,942		64,812
Ser. 2005-67, Cl. A, 4.217%, 6/16/2021	34,519		33,842
Ser. 2006-3, Cl. A, 4.212%, 1/16/2028	100,000		97,605
			20,000,430

Utilities/Gas & Electric - 4.7%
Alabama Power,
Sr. Notes, Ser. X, 3.125%, 2008	140,000		134,333
Consolidated Edison Company of New York,
Debs., Ser. 2002-B, 4.875%, 2013	200,000		197,103
Cooper,
Notes, 5.25%, 2012	270,000	b	269,536
Dominion Resources,
Sr. Notes, Ser. D, 4.819%, 2007	245,000	a	245,213
Duke Energy,
Sr. Notes, 5.625%, 2012	50,000		50,962
FPL Group Capital,
Debs., Ser. B, 5.551%, 2008	90,000		90,682
FirstEnergy,
Sr. Notes, Ser. B, 6.45%, 2011	115,000		121,040
Niagara Mohawk Power,
First Mortgage Bonds, 7.75%, 2006	300,000		302,459
NiSource Finance:
Sr. Notes, 4.95%, 2009	35,000	a	35,150
Sr. Notes, 7.875%, 2010	110,000		121,604
Ohio Power,
Sr. Notes, Ser. G, 6.6%, 2033	20,000		21,705
PP&L Capital Funding,
Notes, 8.375%, 2007	60,000		62,360
Peco Energy,
First Mortgage Bonds, 3.5%, 2008	135,000		130,292
Pepco,
Notes, 5.5%, 2007	285,000		286,226
Southern California Edison,
First Mortgage Bonds, Ser. 2004-A, 5%, 2014	70,000		68,899
			2,137,564

Total Bonds and Notes
(cost $59,141,616)			58,461,516

	Face Amount
	Covered
Options- .0%	by Contracts($)	Value ($)
Call Options - .0%
U.S. Treasury Notes,
4.5%, 11/15/2015, February 2006 @ 100.28125	1,440,000	4,275

Put Options - .0%
6-Month Euribor Interest Swap
January 2007 @ 3.56	1,000,000	13,063

Total Options
(cost $27,856)		17,338

	Principal
Short-Term Investments - 4.5%	Amount ($)	Value ($)
Agency Discount Notes - 4.3%
Federal National Mortgage Association:
4.2%, 2/16/2006	470,000	469,177
4.24%, 2/16/2006	1,495,000	1,492,359
		1,961,536

U.S. Treasury Bills - .2%
3.92%, 3/9/2006	75,000 e	74,688

Total Short-Term Investments
(cost $2,036,242)		2,036,224

Investment of Cash Collateral for
Securities Loaned - 8.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $3,692,313)	3,692,313 f	3,692,313

Total Investments (cost $64,898,027)	141.4%	64,207,391

Liabilities, Less Cash and Receivables	-41.4%	(18,813,042)

Net Assets	100.0%	45,394,349

a	Variable rate security-interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $3,330,204 or 7.3% of net assets.
c	All or a portion of these securities are on loan. At January 31, 2006, the total market value of the fund's securities on loan is $3,588,758 and the total market value of the collateral held by the fund is $3,692,313.
d	Purchased on a forward commitment basis.
e	Partially held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Small Cap Value Fund
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)

Banking--10.5%
BancorpSouth	107,500		2,476,800
BankAtlantic Bancorp, Cl. A	361,000		5,054,000
Berkshire Hills Bancorp	61,000		2,020,320
Boston Private Financial Holdings	152,000		4,642,080
Capitol Bancorp	63,000	[a]	2,797,200
Cardinal Financial	102,000		1,200,540
Citizens Banking	75,000		2,086,500
Columbia Banking System	130,000		4,192,500
Community Bancorp/NV	67,000	[b]	2,089,730
Corus Bankshares	46,000	[a]	2,953,660
CVB Financial	137,500		2,261,875
First Charter	103,900		2,493,600
First Citizens Bancshares/NC, Cl. A	33,000		6,337,980
First Republic Bank/San Francisco, CA	144,000		5,466,240
1st Source	100,000		2,643,000
Greater Bay Bancorp	115,000		2,983,100
Irwin Financial	150,000		3,213,000
MainSource Financial Group	117,628		2,270,220
Midwest Banc Holdings	14,080		334,682
Provident Bankshares	58,000		2,130,340
Provident Financial Services	315,000		5,764,500
Simmons First National, Cl. A	42,000		1,185,240
Sterling Bancshares/TX	370,000		6,197,500
Taylor Capital Group	19,200		744,192
Union Bankshares/VA	30,000		1,355,700
United Community Banks/GA	88,000		2,456,080
Whitney Holding	106,000		3,487,400
			80,837,979

Consumer Cyclical--10.9%
Aeropostale	63,900	[b]	1,931,697
American Axle & Manufacturing Holdings	50,000		929,500
Applebee's International	110,996		2,660,574
Audiovox, Cl. A	263,000	[b]	3,934,480
Aztar	100,000	[b]	3,086,000
Casey's General Stores	214,000		5,446,300
Cato, Cl. A	160,000		3,454,400
CBRL Group	72,000		3,160,800
Children's Place Retail Stores	95,000	[b]	4,160,050
Commercial Vehicle Group	82,000	[b]	1,769,560
CSK Auto	241,300	[b]	3,909,060
Finish Line, Cl. A	303,000		5,438,850
GameStop, Cl. B	100,000	[b]	3,724,000
Jack in the Box	46,700	[b]	1,856,792
K-Swiss, Cl. A	78,000		2,468,700

K2	220,000	[b]	2,618,000
Landry's Restaurants	112,900		3,459,256
Lone Star Steakhouse & Saloon	182,000		4,930,380
Marvel Entertainment	146,800	[a,b]	2,444,220
Monarch Casino & Resort	98,000	[b]	2,648,940
Payless Shoesource	169,000	[b]	4,116,840
PetMed Express	133,200	[a,b]	2,352,312
Pinnacle Airlines	205,600	[a,b]	1,301,448
Sonic Automotive	237,000		5,576,610
Too	69,000	[b]	1,996,170
Wabash National	119,200		2,542,536
Wolverine World Wide	102,000		2,453,100
			84,370,575

Consumer Staples--3.1%
Chiquita Brands International	306,900		5,557,959
Elizabeth Arden	235,000	[b]	4,967,900
Flowers Foods	73,000		2,008,230
Nash Finch	170,000		5,032,000
Pilgrim's Pride	136,000	[a]	3,310,240
Ralcorp Holdings	80,000	[b]	3,144,000
			24,020,329

Energy--6.4%
Atmos Energy	146,000		3,836,880
Cimarex Energy	150,000		6,834,000
Edge Petroleum	201,000	[b]	6,667,170
Energy Partners	84,000	[b]	2,357,880
Frontier Oil	39,000		1,848,210
Houston Exploration	68,000	[b]	4,222,120
Key Energy Services	142,000	[b]	2,243,600
Lone Star Technologies	55,000	[b]	3,129,500
New Jersey Resources	77,000		3,499,650
Piedmont Natural Gas	124,000	[a]	3,007,000
Pogo Producing	32,000	[a]	1,919,680
Stone Energy	30,700	[b]	1,535,307
Todco, Cl. A	46,500		2,073,900
Universal Compression Holdings	63,200	[b]	3,033,600
WGL Holdings	90,000		2,806,200
			49,014,697

Health Care--5.1%
Allied Healthcare International	375,000	[b]	2,516,250
Arena Pharmaceuticals	119,000	[b]	2,019,430
Conmed	153,500	[b]	3,628,740
Haemonetics/Mass.	66,000	[b]	3,432,000
HealthTronics	592,098	[b]	4,837,441
Kindred Healthcare	175,000	[b]	4,007,500
Magellan Health Services	68,000	[b]	2,480,640
Medical Action Industries	130,727	[b]	2,941,357
MGI Pharma	77,000	[b]	1,283,590
Pediatrix Medical Group	24,400	[b]	2,139,392
Perrigo	149,700		2,336,817

Pharmion	145,400	[b]	2,423,818
Seattle Genetics/WA	130,000	[b]	731,900
Vertex Pharmaceuticals	121,000	[a,b]	4,322,120
			39,100,995

Interest Sensitive--21.1%
American Campus Communities	110,000		2,728,000
American Equity Investment Life Holding	220,800		3,102,240
American Physicians Capital	44,000	[b]	2,151,600
Arch Capital Group	47,500	[b]	2,581,150
BankUnited Financial, Cl. A	215,000		6,041,500
BioMed Realty Trust	155,000		4,158,650
Brandywine Realty Trust	156,000		4,906,200
Calamos Asset Management, Cl. A	160,000		5,558,400
Cedar Shopping Centers	260,000		3,845,400
Colonial Properties Trust	105,000		4,853,100
Corporate Office Properties Trust	79,000		3,198,710
Delphi Financial Group, Cl. A	51,800		2,468,788
EMC Insurance Group	177,000		3,810,810
Encore Capital Group	237,300	[a,b]	4,475,478
Equity One	125,000	[a]	2,996,250
First Niagara Financial Group	330,000		4,554,000
First Potomac Realty Trust	133,000	[a]	3,911,530
FirstFed Financial	50,000	[b]	3,135,000
Franklin Bank/Houston, TX	175,000	[b]	3,020,500
Fremont General	235,000		5,757,500
Great American Financial Resources	75,000		1,713,750
Health Care REIT	83,000	[a]	3,086,770
Highland Hospitality	242,000		2,918,520
Jefferies Group	81,000		4,412,070
KNBT Bancorp	179,000		2,864,000
LandAmerica Financial Group	44,000	[a]	2,903,120
Lexington Corporate Properties Trust	252,000	[a]	5,594,400
Maguire Properties	133,000		4,495,400
MeriStar Hospitality	740,000	[b]	7,592,400
NCO Group	121,000	[b]	2,060,630
NewAlliance Bancshares	195,000		2,839,200
Newcastle Investment	120,000		3,264,000
Odyssey Re Holdings	170,000	[a]	4,187,100
Ohio Casualty	185,000		5,575,900
Parkway Properties/Md	89,000		3,766,480
Pennsylvania Real Estate Investment Trust	112,000		4,553,920
Phoenix Cos.	230,100	[a]	3,472,209
Platinum Underwriters Holdings	195,000		5,976,750
Potlatch	59,000		3,022,570
Scottish Re Group	198,000		4,874,760
Tanger Factory Outlet Centers	119,000		3,749,690
Winston Hotels	264,000	[a]	2,703,360
			162,881,805

Producer Goods--19.8%
Actuant, Cl. A	52,800	[a]	3,022,800
AGCO	192,000	[a,b]	3,457,920

Blount International	205,900	[b]	3,304,695
Bluegreen	122,000	[b]	1,966,640
Briggs & Stratton	53,000	[a]	1,843,870
Builders FirstSource	105,000	[b]	2,629,200
Building Material Holding	41,900		3,317,223
Ceradyne	65,000	[a,b]	3,720,600
Chesapeake	169,000		2,619,500
Clarcor	116,000		3,953,280
Commercial Metals	104,100		4,927,053
Eagle Materials	33,800	[a]	5,505,682
EnPro Industries	178,000	[b]	5,461,040
ESCO Technologies	49,000	[b]	2,407,860
Gardner Denver	101,000	[b]	5,342,900
General Maritime	99,000		3,716,460
Genesee & Wyoming, Cl. A	85,000	[b]	3,315,000
Georgia Gulf	74,000		2,530,800
Graco	90,000		3,616,200
HB Fuller	136,000		5,139,440
Headwaters	70,000	[b]	2,415,000
Innovative Solutions & Support	120,000	[b]	1,717,200
Kadant	120,000	[b]	2,308,800
Kennametal	85,000		4,972,500
LSI Industries	152,000		2,193,360
M/I Homes	27,000		1,076,220
Moog, Cl. A	75,000	[b]	2,513,250
Mueller Industries	80,000		2,322,400
NL Industries	72,000	[a]	969,840
Orbital Sciences	321,000	[a,b]	4,140,900
Pacer International	143,000		4,171,310
Quanex	34,000		2,111,740
Reliance Steel & Aluminum	45,500		3,617,250
Rofin-Sinar Technologies	109,000	[b]	5,204,750
Silgan Holdings	75,000	[a]	2,839,500
Terex	37,800	[b]	2,664,900
Terra Industries	525,000	[a,b]	3,622,500
Texas Industries	41,800		2,249,258
Tredegar	10,900		162,737
United Stationers	85,000	[b]	4,252,550
URS	140,000	[b]	5,989,200
USG	58,900	[b]	5,607,280
Washington Group International	84,000	[b]	4,985,400
Watts Water Technologies, Cl. A	73,000		2,458,640
Wausau Paper	288,000		3,672,000
WCI Communities	90,000	[a,b]	2,478,600
			152,515,248

Services--8.2%
ABM Industries	160,000		3,057,600
Cornell Cos.	14,400	[b]	197,568
Education Management	88,600	[b]	2,712,932
eFunds	206,000	[b]	4,857,480
Entravision Communications, Cl. A	360,000	[a,b]	2,556,000
First Advantage, Cl. A	105,000	[b]	2,889,600

Gray Television	230,000		2,037,800
Healthcare Services Group	285,000		5,577,450
Journal Communications, Cl. A	310,000		3,707,600
Leap Wireless International	74,000	[b]	2,738,000
Lin TV, Cl. A	183,000	[b]	1,872,090
MAXIMUS	127,000		4,968,240
MPS Group	305,000	[b]	4,334,050
NeuStar, CL. A	120,000	[b]	3,481,200
Perot Systems, Cl. A	305,000	[b]	4,596,350
PRA International	16,020	[b]	417,481
Reader's Digest Association	191,000		3,034,990
Thomas Nelson	120,000		3,084,000
Volt Information Sciences	66,000	[b]	1,615,680
Waste Connections	55,400	[b]	1,935,676
Watson Wyatt Worldwide, Cl. A	105,000		3,196,200
			62,867,987

Technology--11.0%
Actel	135,000	[b]	2,049,300
Agilysys	153,000		3,243,600
Altiris	140,000	[b]	2,737,000
Axcelis Technologies	200,200	[b]	1,265,264
Blackbaud	144,000		2,475,360
Cabot Microelectronics	101,000	[a,b]	3,354,210
Checkpoint Systems	157,000	[b]	4,234,290
Comtech Telecommunications	84,000	[b]	2,677,080
Cymer	71,000	[b]	3,204,940
Digi International	259,000	[b]	2,934,470
Emulex	252,000	[b]	4,624,200
Entegris	280,000	[b]	2,940,000
Intergraph	164,000	[b]	6,266,440
Komag	63,000	[a,b]	2,964,780
Lawson Software	47,800	[b]	351,808
MTS Systems	88,000		3,225,200
Omnivision Technologies	146,000	[a,b]	3,683,580
Palm	68,000	[a,b]	2,684,640
Polycom	224,000	[b]	4,341,120
Portalplayer	83,800	[a,b]	2,471,262
Premiere Global Services	270,000	[b]	2,427,300
Quest Software	134,000	[b]	2,122,560
SafeNet	120,000	[b]	3,770,400
Skyworks Solutions	350,000	[b]	1,848,000
Solectron	815,000	[b]	3,113,300
Spectralink	168,000		2,074,800
3Com	475,000	[b]	2,170,750
TTM Technologies	330,885	[b]	3,441,204
WebEx Communications	84,000	[b]	2,039,520
			84,736,378

Telecommunications--.2%
Cincinnati Bell	86,900	[b]	304,150
Westell Technologies, Cl. A	193,300	[b]	860,185
			1,164,335

Utilities--2.5%
Alliant Energy		76,000		2,254,160
Avista		155,000		2,962,050
Black Hills		54,000		1,922,400
Cleco		180,000		3,947,400
El Paso Electric		108,000	[b]	2,211,840
Great Plains Energy		118,000	[a]	3,366,540
Northwest Natural Gas		64,000		2,277,760
				18,942,150
Total Common Stocks
(cost $689,313,926)				760,452,478

		Principal
Short-Term Investment--.8%		Amount ($)		Value ($)

Repurchase Agreement;
Greenwich Capital Markets,
	4.37%, dated 1/31/2006, due 2/1/2006 in the amount of $6,000,728
(fully collateralized by $2,610,000 Tennessee Valley Authority
Bonds, 6.79% due 5/23/2012, value $2,653,320,
$1,130,000 U.S. Treasury Bonds, 6% due 2/15/2026,
value $1,339,688 and $2,124,000 U.S. TIPS, 1.875%,
due 7/15/2015, value $2,132,099)
(cost $6,000,000)		6,000,000		6,000,000

Investment of Cash Collateral
for Securities Loaned--7.4%		Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $57,399,646)		57,399,646	[c]	57,399,646

Total Investments (cost $752,713,572)		107.0%		823,852,124

Liabilities, Less Cash and Receivables		(7.0%)		(53,263,013)

Net Assets		100.0%		770,589,111

[a] All or a portion of these securities are on loan.	At January 31, 2006, the total market value
of the fund's securities on loan is $55,217,408 and the total market value of the collateral held by the fund is $57,399,646.
[b] Non-income producing.
[c]	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)